                                   VAN KAMPEN
                            PRIME RATE INCOME TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

  Van Kampen Prime Rate Income Trust, formerly known as Van Kampen American Capital Prime Rate Income Trust (prior to July 17, 1998) (the "Fund"), is a non-diversified, closed-end management investment company whose investment objective is to provide a high level of current income, consistent with preservation of capital. This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated June 21, 1999 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge, by calling 1-800-341-2911, or for Telecommunications Device for the Deaf, 1-800-421-2833. This Statement of Additional Information incorporates by reference the entire Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Investment Objective and Policies and Special Risk
  Considerations............................................   B-2
Investment Restrictions.....................................   B-2
Trustees and Officers.......................................   B-4
Portfolio Transactions......................................   B-8
Management of the Fund......................................   B-9
Dividend Reinvestment Plan..................................  B-11
Net Asset Value.............................................  B-12
Taxation....................................................  B-13
Repurchase of Shares........................................  B-15
Unaudited Financial Statements for the Six Month Period
  Ended January 31, 1999....................................   F-1
Notes to Unaudited Financial Statements.....................  F-28
Independent Accountants' Report.............................  F-34
Audited Financial Statements for the Year Ended July 31,
  1998......................................................  F-35
Notes to Audited Financial Statements.......................  F-50

  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

        THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED JUNE 21, 1999.

                       INVESTMENT OBJECTIVE AND POLICIES
                        AND SPECIAL RISK CONSIDERATIONS

  The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund seeks to achieve its objective through investment primarily in a professionally managed portfolio of interests in floating or variable rate Senior Loans. Although the Fund's net asset value will vary, the Fund's policy of acquiring interests in floating or variable rate Senior Loans should minimize the fluctuations in the Fund's net asset value as a result of changes in interest rates. The Fund's net asset value may be affected by changes in the credit quality of Borrowers. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective. For further discussion of the characteristics of Senior Loan interests and the associated special risk considerations, see "Investment Objective and Policies" and "Special Risk Considerations" in the Prospectus.

                            INVESTMENT RESTRICTIONS

  The Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority (defined as the lesser of (i) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at such meeting, or (ii) more than 50% of the outstanding voting securities) of the Fund's outstanding Shares. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. In accordance with the foregoing, the Fund may not:

   1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the Borrower under a Loan Agreement and the Lender selling a Participation to the Fund together with any other persons interpositioned between such Lender and the Fund with respect to a Participation.

   2. Purchase any security if, as a result of such purchase, more than 25% of the Fund's total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for purposes of this restriction); provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

   3. Issue senior securities (including borrowing money or entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes, or pledge its assets other than to secure such issuance or in connection with hedging transactions, when-issued and delayed delivery transactions and similar investment strategies. The Fund will not purchase additional portfolio securities at any time that borrowings, including the Fund's commitments pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (after giving effect to the amount borrowed).

   4. Make loans of money or property to any person, except for obtaining interests in Senior Loans in accordance with its investment objective, through loans of portfolio securities or the acquisition of securities subject to repurchase agreements.

   5. Buy any security "on margin." Neither the deposit of initial or variation margin in connection with hedging transactions nor short-term credits as may be necessary for the clearance of such transactions is considered the purchase of a security on margin.

   6. Sell any security "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except to the extent that the hedging transactions in which the Fund may engage would be deemed to be any of the foregoing transactions.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of or granting of interests in Senior Loans or other securities acquired by the Fund.

   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under Loan Agreements would be deemed to constitute such control or participation.

   9. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisitions. The Fund will rely on representations of Borrowers in Loan Agreements in determining whether such Borrowers are investment companies.

  10. Buy or sell oil, gas or other mineral leases, rights or royalty contracts except pursuant to the exercise by the Fund of its rights under Loan Agreements. In addition, the Fund may purchase securities of issuers which deal in, represent interests in or are secured by interests in such leases, rights or contracts.

  11. Purchase or sell real estate, commodities or commodities contracts except pursuant to the exercise by the Fund of its rights under Loan Agreements, except to the extent the interests in Senior Loans the Fund may invest in are considered to be interests in real estate, commodities or commodities contracts and except to the extent that hedging instruments the Fund may invest in are considered to be commodities or commodities contracts.

  12. Notwithstanding the investment policies and restrictions of the Fund, upon approval of the Board of Trustees, the Fund may invest all or part of its investable assets in a management investment company with substantially the same investment objective, policies and restrictions as the Fund.

  For purposes of investment restriction number 2, the Fund has adopted supplementally a more restrictive non-fundamental investment policy that in effect changes the phrase "more than 25%" to "25% or more." For purposes of investment restriction number 2 and the supplement just described, the Fund will consider all relevant factors in determining whether to treat the Lender selling a Participation and any persons interpositioned between such Lender and the Fund as an issuer, including: the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and the Fund's custodian); the credit quality of such Lender or interpositioned person; general economic conditions applicable to such Lender or interpositioned person; and other factors relating to the degree of credit risk, if any, of such Lender or interpositioned person incurred by the Fund.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that the annual portfolio turnover rate of the Fund will not be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by the Fund and its shareholders.

  FUND STRUCTURE. The Fund's fundamental investment policies and restrictions give the Fund the flexibility to pursue its investment objective through a fund structure commonly known as a "master-feeder" structure. If the Fund converts to a master-feeder structure, the existing shareholders of the Fund would continue to hold their shares of the Fund and the Fund would become a feeder-fund of the master-fund. The value of a shareholder's shares would be the same immediately after any conversion as the value immediately before such conversion. Use of this master-feeder structure potentially would result in increased assets invested among the collective investment vehicle of which the Fund would be a part, thus allowing operating expenses to be spread over a larger asset base, potentially achieving economies of scale. The Fund's Board of Trustees presently does not intend to affect any conversion of the Fund to a master-feeder structure.

                             TRUSTEES AND OFFICERS

  The table below sets forth the officers and trustees of the Fund, their principal occupations for the last five (5) years and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen"), Van Kampen Investment Advisory Corp. (the "Adviser"), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc., the distributor of the Fund's shares ("VKF"), Van Kampen Management Inc., Van Kampen Advisors Inc., Van Kampen Investor Services Inc., Van Kampen Insurance Agency of Illinois Inc., Van Kampen Insurance Agency of Texas Inc., Van Kampen Recordkeeping Services Inc., American Capital Contractual Services, Inc., Van Kampen Trust Company and Van Kampen Exchange Corp. The Adviser and Asset Management sometimes are referred to herein collectively as the "Advisers." For purposes hereof, the term "Fund Complex" currently consists of 42 investment companies (including the Fund) advised by the Adviser on its affiliates that have the same members on each investment company's Board of Trustees. Unless otherwise noted the address of each of the Trustees and officers is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181-5555.

DENNIS J. MCDONNELL,* DATE OF BIRTH 05/20/42, PRESIDENT, CHAIRMAN OF THE BOARD AND TRUSTEE. Mr. McDonnell is Executive Vice President and a Director of Van Kampen, President, Chief Operating Officer and a Director of the Advisers, Van Kampen Advisors Inc., and Van Kampen Management Inc. Director or officer of certain other subsidiaries of Van Kampen. Mr. McDonnell is also a Director of Global Decisions Group LLC. Prior to July of 1998, Director and Executive Vice President of VK/AC Holding, Inc. Prior to April 1998, President and Director of Van Kampen Merritt Equity Advisors Corp. Prior to April 1997, Mr. McDonnell was Director of Van Kampen Merritt Equity Holdings Corp. Prior to September of 1996, Mr. McDonnell was Chief Executive Officer and Director of MCM Group, Inc., McCarthy, Crisanti & Maffei, Inc. and Chairman and Director of MCM Asia Pacific Company, Limited and MCM (Europe) Limited. Mr. McDonnell is also President, Chairman of the Board, Trustee and Managing General Partner of each of the funds in the Fund Complex and Chief Investment Officer and Executive Vice President of other investment companies advised by the Advisers or their affiliates.

THEODORE A. MYERS, DATE OF BIRTH 08/03/30, TRUSTEE. Mr. Myers is a financial consultant. Prior to 1998, he was Senior Financial Advisor (and prior to 1997, an Executive Vice President, Chief Financial Officer and a Director) of Qualitech Steel Corporation, a producer of high quality engineered steel for automotive, transportation and capital goods industries. Mr. Myers is a Director of COVA Series Trust of COVA Financial Life Insurance (formerly known as Xerox
Life). He is also a member of the Arthur Anderson Chief Financial Officer Advisory Committee. Prior to 1997, Mr. Myers was a Director of McClouth Steel, and a member of the Arthur Andersen Chief Financial Officer Advisory Committee. His address is 550 Washington Avenue, Glencoe, Illinois 60022. Mr. Myers is also a Trustee, Director and Managing General Partner of each of the funds in the Fund Complex.

ROD DAMMEYER, DATE OF BIRTH 11/05/40, TRUSTEE. Mr. Dammeyer is Managing Partner of Equity Group Investments, Inc. (EGI), a company that makes private equity investments in other companies, and Vice Chairman and Director of Anixter International Inc. (employed by Anixter since 1985). Founded in 1957, Anixter International is the world-leading communication products distribution company, with more than 5,000 employees serving customers from 180 cities in 40 countries. He is also a member of the Board of Directors of TeleTech Holdings Inc., Matria Healthcare, Inc., Stericycle, Inc., Transmedia Networks, Inc., Jacor Communications, Inc., CAN Surety, Corp., IMC Global Inc., Antec Corporation, Groupo Azucurtro Mexico (GAM) and Kent State University Foundation. Prior to April 1999, Mr. Dammeyer was a member of the Board of Directors of Metal Management, Inc. Prior to 1998, Mr. Dammeyer was a Director of Lukens, Inc., Capsure Holdings Corp., Revco D.S., Inc., the Chase Manhattan Corporation National Advisory Board and Sealy, Inc. Prior to 1997, Mr. Dammeyer was President, Chief Executive Officer and a Director of Great American Management & Investment, Inc., a diversified manufacturing company and a Director of Santa Fe Energy Resources, Inc., Falcon Building Products, Inc., Lomas Financial Corporation, Santa Fe Pacific Corporation, Q-Tel, S.A. de C.V. and Servicios Financieros Quadrum, S.A. His address is Two North Riverside Plaza, Suite 1950, Chicago, Illinois 60606. Mr. Dammeyer is also a Trustee and Managing General Partner of each of the funds in the Fund Complex.

DAVID C. ARCH, DATE OF BIRTH 07/17/45, TRUSTEE. Mr. Arch is Chairman and Chief Executive Officer of Blistex Inc., a consumer health care product's manufacturer. Director of Elmhurst College and the Illinois Manufacturers' Association. His address is 1800 Swift Drive, Oak Brook, Illinois 60523. Mr. Arch is also a Trustee and Managing General Partner of each of the funds in the Fund Complex.

STEVEN MULLER, DATE OF BIRTH 11/22/27, TRUSTEE. Dr. Muller is Chairman of The 21(st) Century Foundation (public affairs). He is President Emeritus of The Johns Hopkins University. He is also a Director of Beneficial Corporation (bank holding company) and Millpore Corporation (biotechnology). Prior to December, 1997, Dr. Muller was a director of the Common Sense Trust and Chairman of The 21st Century Foundation (public affairs). Prior to May, 1997, he was a Director of BT Alex. Brown & Sons (investment banking). His address is The Johns Hopkins University, Suite 711, 1619 Massachusetts Avenue, N.W., Washington, D.C. 20036. Dr. Muller is also a Trustee and Managing General Partner of each of the funds in the Fund Complex.

HOWARD J KERR, DATE OF BIRTH 11/17/35, TRUSTEE. Prior to 1998, Mr. Kerr was President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company. Mr. Kerr is a Director of Canbra Foods, Ltd., a Canadian oilseed crushing, refining, processing and packaging operation. His address is 736 North Western Ave., P.O. Box 317, Lake Forest, Illinois 60045. Mr. Kerr is a Trustee and Managing General Partner of each of the funds in the Fund Complex.

DON G. POWELL,* DATE OF BIRTH 10/19/39, TRUSTEE. Mr. Powell is currently a member of the board of governors and executive committee for the Investment Company Institute, and a member of the Board of Trustees of the Houston Museum of Natural Science. Prior to January 1999, Chairman of the Investment Company Institute and Chairman and a Director of Van Kampen Investments, the Advisers, the Distributor and Investor Services and Director or officer of certain other subsidiaries of Van Kampen Investments. Prior to July of 1998, Director and Chairman of VK/AC Holding, Inc. Prior to April 1997, Mr. Powell was Chairman, President and Director of Van Kampen Merritt Equity Holdings Corp. Prior to November 1996, President, Chief Executive Officer and a Director of VK/AC Holding, Inc. Trustee/Director of each of the funds in the Fund Complex and Trustee of other funds advised by the Advisers or Van Kampen Management Inc.

HUGO F. SONNENSCHEIN, DATE OF BIRTH 11/14/40, TRUSTEE. Mr. Sonnenschein is President of the University of Chicago. Mr. Sonnenschein is a member of the Board of Trustees of the University of Rochester and a member of its investment committee. Mr. Sonnenschein is a member of the National Academy of Sciences and a fellow of the American Academy of Arts and Sciences. His address is 5801 South Ellis Avenue, Suite 502, Chicago, Illinois 60637. Mr. Sonnenschein is also a Trustee and Managing General Partner of each of the funds in the Fund Complex.

WAYNE W. WHALEN,* DATE OF BIRTH 08/22/39, TRUSTEE. Mr. Whalen is a partner in the law firm of Skadden, Arps, Slate, Meagher & Flom (Illinois), legal counsel to each of the funds in the Fund Complex, and other investment companies advised by the Advisers or their affiliates. His address is 333 West Wacker Drive, Chicago, Illinois 60606. Mr. Whalen is also a Trustee and Managing General Partner of each of the funds in the Fund Complex and Trustee and Director of other investment companies advised by the Advisers or their affiliates.

PETER W. HEGEL, DATE OF BIRTH 06/25/56, VICE PRESIDENT. Mr. Hegel is Executive Vice President and Portfolio Manager of the Adviser. He is Executive Vice President of Asset Management, Van Kampen Management, Inc. and Van Kampen Advisors Inc. Prior to September of 1996, he was a Director of McCarthy, Crisanti & Maffei, Inc. He is Vice President of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers or their affiliates.

JEFFREY W. MAILLET, DATE OF BIRTH 09/30/56, VICE PRESIDENT. Mr. Maillet is Senior Vice President and Portfolio Manager of the Adviser. He is Senior Vice President of Van Kampen Management Inc. and Asset Management.

A. THOMAS SMITH III, DATE OF BIRTH 12/14/56, VICE PRESIDENT AND SECRETARY. Mr. Smith is Executive Vice President, General Counsel, Secretary and Director of Van Kampen. He is also Executive Vice President, General Counsel, Assistant Secretary and Director of the Advisers, VKF and of certain other subsidiaries of Van Kampen. From January 1994 through January 1999, he was securities counsel to New York Life Insurance Company, serving as Vice President and Associate General Counsel since March 1997. He was

Assistant General Counsel of The Dreyfus Corporation from September 1991 to December 1993 and a Senior Associate of Willkie Farr & Gallagher from February 1989 to August 1991. From January 1986 to January 1989, Mr. Smith was a Staff Attorney with the U.S. Securities and Exchange Commission in the Division of Investment Management's Office of Chief Counsel.

EDWARD C. WOOD, III, DATE OF BIRTH 01/11/56, VICE PRESIDENT. Mr. Wood is Senior Vice President of Van Kampen, the Advisers and Van Kampen Management Inc. He is also Senior Vice President and Chief Operating Officer of VKF. Mr. Wood is Vice President of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers and their affiliates.

CURTIS W. MORELL, DATE OF BIRTH 08/04/46, VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER. Mr. Morell is Senior Vice President of Van Kampen and the Advisers. His address is 2800 Post Oak Blvd., Houston, TX 77056. Mr. Morell is Vice President and Chief Accounting Officer of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers and their affiliates.

WESTON B. WETHERELL, DATE OF BIRTH 06/15/56, ASSISTANT SECRETARY. Mr. Wetherell is Vice President, Associate General Counsel and Assistant Secretary of Van Kampen, VKF, the Advisers and of certain other subsidiaries of Van Kampen. Prior to September of 1996, Mr. Wetherell was Assistant Secretary of McCarthy, Crisanti & Maffei, Inc. Mr. Wetherell is an Assistant Secretary of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers and their affiliates.

JAMES J. BOYNE, DATE OF BIRTH 04/10/66, ASSISTANT SECRETARY. Mr. Boyne is Senior Vice President, Associate General Counsel and Assistant Secretary of Van Kampen, VKF, the Advisers, Van Kampen Investor Services Inc., and of certain other subsidiaries of Van Kampen. Prior to July of 1998, Mr. Boyne was Vice President, Associate General Counsel and Assistant Secretary of VK/AC Holding, Inc. Prior to September of 1996, Mr. Boyne was Assistant Secretary of McCarthy, Crisanti & Maffei, Inc. He is Assistant Secretary of the Fund, Van Kampen Senior Floating Rate Fund and Van Kampen Senior Income Trust.

SCOTT E. MARTIN, DATE OF BIRTH 08/20/56, ASSISTANT SECRETARY. Mr. Martin is Senior Vice President, Deputy General Counsel and Secretary of Van Kampen, VKF, the Advisers, Van Kampen Investor Services Inc., and of certain other subsidiaries of Van Kampen. Prior to July of 1998, Mr. Martin was Senior Vice President, Deputy General Counsel and Assistant Secretary of VK/AC Holding, Inc. Prior to September of 1996, Mr. Boyne was Deputy General Counsel and Secretary of McCarthy, Crisanti Maffei, Inc. He is a Assistant Secretary of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers and their affiliates.

JOHN L. SULLIVAN, DATE OF BIRTH 08/20/55, VICE PRESIDENT, TREASURER AND CHIEF FINANCIAL OFFICER. Mr. Sullivan is Senior Vice President of Van Kampen and the Advisers. Mr. Sullivan is Chief Financial Officer of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers and their affiliates.

STEVEN M. HILL, DATE OF BIRTH 10/16/64, ASSISTANT TREASURER. Mr. Hill is Vice President of Van Kampen and the Advisers. Mr. Hill is Treasurer of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers and their affiliates.

TANYA M. LODEN, DATE OF BIRTH 11/19/59, CONTROLLER. Ms. Loden is Vice President of Van Kampen and the Advisers. Her address is 2800 Post Oak Blvd., Houston, TX 77056. Ms. Loden is Controller of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers and their affiliates.

MICHAEL ROBERT SULLIVAN, DATE OF BIRTH 03/30/33, ASSISTANT CONTROLLER. Mr. Sullivan is Assistant Vice President of Van Kampen and the Advisers. His address is 2800 Post Oak Blvd., Houston, TX 77056. Mr. Sullivan is Assistant Controller of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers and their affiliates.

     *Such trustees are "interested persons" as defined in the 1940 Act. Messrs. McDonnell and Powell are interested persons of the Adviser and the Fund by reason of their positions at the Adviser. Mr. Whalen is an interested person of the Fund by reason of his law firm having acted as legal counsel to the Fund.

The officers and Trustees hold the same positions with other funds in the Fund Complex. The officers and Trustees as a group own less than 1% of the Fund's outstanding Shares. The compensation of the officers and trustees who are affiliated persons (as defined in the 1940 Act) of the Adviser, VKF or Van Kampen is paid by the respective entity. The Fund pays the compensation of all other officers and trustees of the Fund. Funds in the Fund Complex, including the Fund, pay the Trustees who are not affiliated persons of the Adviser, VKF or Van Kampen, an annual Fund Complex retainer (generally equal to the product of $2,500 times the number of funds in the Fund Complex), which retainer is then allocated among funds in the Fund Complex based on their relative net assets, and $250 per fund per meeting of the Board of Trustees, as well as reimbursement of expenses incurred in connection with such meetings. Under the Fund's retirement plan, trustees who are not affiliated with the Adviser, VKF or Van Kampen, have at least ten years of service (including years of service prior to adoption of the retirement plan) and retire at or after attaining the age of 60, are eligible to receive a retirement benefit equal to $2,500 for each of the ten years following such trustee's retirement. Under certain conditions, reduced benefits are available for early retirement. Under the Fund's deferred compensation plan, a trustee who is not affiliated with the Adviser, VKF or Van Kampen, can elect to defer receipt of all or a portion of the trustee's fees earned by such trustee until such trustee's retirement. The deferred compensation earns a rate of return determined by reference to the Fund or other funds in the Fund Complex as selected by the trustee. To the extent permitted by the 1940 Act, the Fund may invest in securities of other funds in the Fund Complex in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund. Subject to certain exceptions and limitations, as fully described in Section 5.3 of the Fund's Declaration of Trust on file with the SEC, the Fund indemnifies every Trustee and officer of the Fund against liabilities and expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his being or having been a Trustee or officer. Such indemnification is unavailable for any Trustee or officer who is deemed to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of his duties or to not have acted in good faith in the reasonable belief that his action was in the best interest of the Fund.

COMPENSATION TABLE

                                                                                  FUND COMPLEX
                                                         --------------------------------------------------------------
                                                                                                             TOTAL
                                         AGGREGATE        ESTIMATED AGGREGATE                            COMPENSATION
                          YEAR OF       COMPENSATION     PENSION OR RETIREMENT    ESTIMATED AGGREGATE   BEFORE DEFERRAL
                         ELECTION/    BEFORE DEFERRAL       BENEFITS ACCRUED        ANNUAL BENEFITS        FROM THE
       NAME(1)          APPOINTMENT   FROM THE FUND(2)   AS PART OF EXPENSES(3)   UPON RETIREMENT(4)    FUND COMPLEX(5)
       -------          -----------   ----------------   ----------------------   -------------------   ---------------
David C. Arch.........     1989           $23,055               $10,861                 $97,500            $160,875
Rod Dammeyer..........     1989            23,055                19,532                  97,500             161,125
Howard J Kerr.........     1992            23,055                37,215                  96,250             161,125
Steven Muller.........     1998            23,055                22,683                   7,500             161,125
Theodore A. Myers.....     1989            23,055                66,530                  81,750             161,125
Hugo F.
  Sonnenschein........     1994            23,055                18,878                  97,500             161,125
Wayne W. Whalen.......     1989            23,042                22,126                  97,500             160,625

---------------
(1) Each of Messrs. McDonnell and Powell is an affiliated person of the Adviser, VKF and Van Kampen, and does not receive compensation or retirement benefits from the Fund.

(2) The amounts shown in this column are the Aggregate Compensation of the Fund before deferral by the trustees under the deferred compensation plan during its last completed fiscal year ended July 31, 1998. The following trustees deferred all or a portion of their compensation from the Fund during the fiscal year ended July 31, 1998: Mr. Dammeyer $25,312; Mr. Sonnenschein $25,312; Mr. Kerr $2,507; and Mr. Whalen $25,299. The cumulative deferred compensation (including interest) accrued with respect to each trustee from the Fund as of July 31, 1998 is as follows: Mr. Dammeyer $41,486; Mr. Sonnenschein $41,451; Mr. Kerr $16,044; and Mr. Whalen $36,604. The deferred compensation plan is described above the table. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the Common Shares of the Fund or other funds in the Fund Complex as selected by the respective trustee. To the extent permitted by the 1940 Act, the Fund may invest in securities of these funds selected by the trustees in order to match the deferred compensation obligation.

(3) The amounts shown in this column represent the sum of the estimated Pension or Retirement Benefit Accruals expected to be accrued by the 41 operating investment companies in the Fund Complex as of December 31, 1998 for their respective fiscal year ends in 1998. The retirement plan is described above the table.

(4) The amounts shown in this column represent the sum of the estimated annual benefits payable per year by the 41 operating investment companies in the Fund Complex as of December 31, 1998 for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Fund is expected to pay benefits of $2,500 per year for each of the 10-year period commencing in the year of such trustee's retirement to those trustees who retire at or over the age of 60 and with at least ten years of service to the Fund. The retirement plan is described above the compensation table.

(5) The amounts shown in this column are accumulated from the Aggregate Compensation of the 41 investment companies in the Fund Complex for the year ended December 31, 1998 before deferral by the trustees under the deferred compensation plan. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the Common Shares of the Fund or common shares of other funds in the Fund Complex as selected by the respective trustee. To the extent permitted by the 1940 Act, the respective fund may invest in securities of the funds selected by the trustees in order to match the deferred compensation obligation. The Adviser also serves as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the Trustees are not trustees of other investment companies. Combining the Fund Complex with other investment companies advised by the Adviser or its affiliates, Mr. Whalen received Total Compensation of $285,825 for the year ended December 31, 1998.

                             PORTFOLIO TRANSACTIONS

  With respect to interests in Senior Loans, the Fund generally will engage in privately negotiated transactions for purchase or sale in which the Adviser will negotiate on behalf of the Fund, although a more developed market may exist for certain Senior Loans. The Fund may be required to pay fees, or forgo a portion of interest and any fees payable to the Fund, to the Lender selling Participations or Assignments to the Fund. The Adviser will determine the Lenders from whom the Fund will purchase Assignments and Participations by considering their professional ability, level of service, relationship with the Borrower, financial condition, credit standards and quality of management. Although the Fund intends generally to hold interests in Senior Loans until maturity or prepayment of the Senior Loan, the illiquidity of many Senior Loans may restrict the ability of the Adviser to locate in a timely manner persons willing to purchase the Fund's interests in Senior Loans at a fair price should the Fund desire to sell such interests. See "Special Risk Considerations" in the Prospectus. Affiliates of the Adviser may participate in the primary and secondary market for Senior Loans. Because of certain limitations imposed by the 1940 Act, this may restrict the Fund's ability to acquire some Senior Loans. The Adviser does not believe that this will have a material effect on the Fund's ability to acquire Senior Loans consistent with its investment policies.

  With respect to investments other than in Senior Loans, the Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits so obtained are available for all clients of the Adviser. Because statistical and other research information only supplements the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce materially its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration the fact that certain firms have sold Shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Adviser and may select firms that are affiliated with the Fund, the Adviser, VKF or Van Kampen. For the fiscal years ended July 31, 1996, 1997 and 1998, the Fund paid brokerage commissions of $179,000, $51,563 and $0, respectively.

  If it is believed to be in the best interest of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of services described above, even if the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if the Adviser did not consider the broker's furnishing of such services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

  If purchases or sales of financial instruments for the Fund and for one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such financial instruments will be allocated among the several investment companies and clients, in a manner deemed equitable by the Adviser, to each such investment company or client, taking into account their respective sizes and the aggregate amount of financial instruments to be purchased or sold. In this regard allocations of Senior Loans by the Adviser will be made taking into account a variety of factors, including the assets of such clients then available for investment in Senior Loans, such clients' relative net asset value and such clients' investment objectives, policies and limitations. Although in some cases this procedure could have a detrimental effect on the price paid by the Fund for the financial instrument or the volume of the financial instrument purchased by the Fund, the ability to participate in volume transactions and to negotiate lower commissions, fees and expenses possibly could benefit the Fund.

  Although the Adviser will be responsible for the management of the Fund's portfolio, the policies and practices in this regard must be consistent with the foregoing and will be subject at all times to review by the Trustees of the Fund. The Fund anticipates that the annual portfolio turnover rate will not exceed 100%.

  The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act, which requires that the commissions paid to affiliates of the Fund, or to affiliates of such persons, be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar financial instruments during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After review of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commissions given to brokers that are affiliated with the Fund.

                             MANAGEMENT OF THE FUND

THE ADVISER

  The Adviser was incorporated as a Delaware corporation in 1982. The Adviser is a wholly-owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555.

  Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $75 billion under management or supervision. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.

  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Dean Witter Investment Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and securities lending.

INVESTMENT ADVISORY AGREEMENT

  The investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund was approved by the shareholders of the Fund at a shareholders meeting held on May 28, 1997. The Advisory Agreement continues from year to year, unless earlier terminated as described below, if approved annually
(a) by the Trustees of the Fund or by a majority of the Fund's Shares and (b) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party, in compliance with the requirements of the 1940 Act. The Advisory Agreement may be terminated without penalty upon 60 days written notice by either party (in the case of the Fund, such termination may be effected by the Board of Trustees or by a majority of the Shares) and will automatically terminate in the event of assignment. The Adviser may in its sole discretion from time to time waive all or a portion of the advisory fee or reimburse the Fund for all or a portion of its other expenses.

  The investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of financial institutions through whom the Fund's portfolio transactions are executed. The Adviser also furnishes necessary facilities and equipment, and permits its officers and employees to serve without compensation as trustees and officers of the Fund if duly elected to such positions. For the fiscal years ended July 31, 1996, 1997 and 1998, the Fund recognized investment advisory fees pursuant to the Advisory Agreement of $36,408,493 $52,313,966 and $63,011,682, respectively.

  The Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.

  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

  The Trustees are responsible for the overall management and supervision of the Fund's affairs. The Adviser's activities are subject to the review and supervision of the Trustees to whom the Adviser renders periodic reports of the Fund's investment activities. The Advisory Agreement continues in effect from year to year only if specifically approved by the Trustees, and by the disinterested Trustees, or the Fund's holders of Shares in compliance with the requirements of the 1940 Act. The Advisory Agreement may be terminated without penalty upon 60 days' written notice by either party and will terminate automatically in the event of assignment.

THE ADMINISTRATOR

  VKF, the Fund's principal underwriter, also serves as the Fund's Administrator (in such capacity, the "Administrator"), who is an affiliate of the Adviser. For the fiscal years ended July 31, 1996, 1997 and 1998, the Fund recognized administrative fees pursuant to the Administration Agreement of $9,614,696, $13,976,102 and $16,947,689, respectively.

  The Fund pays all other expenses incurred in the operation of the Fund including, but not limited to, direct charges relating to the purchase and sale of financial instruments in its portfolio, interest charges, fees and expenses of legal counsel and independent auditors, taxes and governmental fees, cost of share certificates, expenses (including clerical expenses) of issuance, sale or repurchase of any of the Fund's portfolio holdings, expenses in connection with the Fund's dividend reinvestments, membership fees in trade associations, expenses of registering and qualifying the Shares of the Fund for sale under federal and state securities laws, expenses of printing and distributing reports, notices and proxy materials to existing holders of Shares, expenses of filing reports and other documents filed with governmental agencies, expenses of annual and special meetings of holders of Shares, fees and disbursements of the transfer agents, custodians and sub-custodians, expenses of disbursing dividends and distributions, fees, expenses and out-of-pocket costs of Trustees of the Fund who are not affiliated with the Adviser, insurance premiums, indemnification and other expenses not expressly provided for in the Advisory Agreement or the Administration Agreement and any extraordinary expenses of a nonrecurring nature.

OTHER AGREEMENTS

  LEGAL SERVICES AGREEMENT. The Fund and each of the other funds advised by the Adviser and distributed by VKF have entered into a Legal Services Agreements pursuant to which Van Kampen provides legal services, including without limitation: accurate maintenance of the Funds' minute books and records, preparation and oversight of the Funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by VKF also receive legal services from Van Kampen. Of the total costs for legal services provided to funds distributed by VKF, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.

                           DIVIDEND REINVESTMENT PLAN

  The Fund offers a Dividend Reinvestment Plan (the "Plan"). Under the Plan Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in additional Shares. Unless you elect to participate in the Plan, you will receive distributions in cash.

  State Street Bank and Trust Company, as plan agent (the "Plan Agent"), serves as agent for Shareholders in administering the Plan. Participants in the Plan will receive Shares valued on the valuation date, at net asset value. The valuation date will be the dividend or distribution payment date or, if that date is not a business day, the next preceding business day.

  The Plan Agent maintains each Shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by Shareholders for personal and tax records. Shares will be held by the Plan Agent in non-certificated form in the name of the participant, and each Shareholder's proxy will include those Shares purchased pursuant to the Plan. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund.

  In the case of Shareholders, such as banks, brokers or nominees, which hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholders as representing the total amount registered in the record Shareholder's name and held for the account of beneficial owners who are participating in the Plan.

  The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

  Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Shareholders of the Fund at least 90 days before the record date for the dividend distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Shareholders of the Fund.

  All registered Shareholders (other than brokers or nominees) will be mailed information regarding the Plan, including a form with which they may elect to participate in the Plan. Shareholders who intend to hold their Shares through a broker or nominee should contact such person to confirm that they may participate in the Plan and to determine the effect, if any, that a transfer of the account by the shareholder to another broker or nominee will have on continued participation in the Plan. A Shareholder may withdraw from the Plan at any time by contacting the Plan Agent at the address or telephone number set forth below. There is no penalty for non-participation in or withdrawal from the Plan, and Shareholders who have previously withdrawn from the Plan may rejoin it at any time. Changes in elections should be directed to the Plan Agent and should include the name of the Fund and the Shareholder's name and address as registered. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a Shareholder to take all subsequent dividends and distributions in cash. Elections will only be effective for dividends and distributions declared after, and with a record date of at least ten days after, such elections are received by the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided above, certificates for whole Shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a Share credited to such account. All correspondence concerning the dividend reinvestment plan should be directed to the State Street Bank and Trust Company, as Plan Agent, c/o Van Kampen Investor Services Inc., P.O. Box 418256, Kansas City, MO 64153-9256. Please call (800) 341-2911 between the hours of 7:00 a.m. and 7:00 p.m. Central Standard Time if you have questions regarding the Plan.

                                NET ASSET VALUE

  The net asset value per share of the Fund's Shares is determined by calculating the total value of the Fund's assets, deducting its total liabilities, and dividing the result by the number of Shares outstanding. The net asset value will be computed on each business day as of 5:00 p.m. Eastern time. The Fund reserves the right to calculate the net asset value more frequently if deemed desirable.

  The value of the Fund's portfolio will be determined by the Adviser, following guidelines established and periodically reviewed by the Trustees. Interests in Senior Loans will be valued by the Adviser on behalf of the Fund on the basis of market quotations and transactions in instruments which the Adviser believes may be comparable to Senior Loan interests with respect to the following characteristics: credit quality, interest rate, interest rate redetermination period and maturity. Such instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loan interests in the Fund's portfolio. In determining the relationship between such instruments and the Senior Loan interests in the Fund's portfolio, the Adviser will consider on an ongoing basis, among other factors, (i) the credit worthiness of the Borrower and (ii) the current interest rate, the period until next interest rate redetermination and maturity of such Senior Loan interests. It is expected that the Fund's net asset value will fluctuate as a function of interest rate and credit factors. Because of the short-term nature of such instruments, however, the Fund's net asset value is expected to fluctuate less in response to changes in interest rates than the net asset values of investment companies with portfolios consisting primarily of fixed-income or longer term securities. The Adviser believes that Lenders selling Senior Loan interests or otherwise involved in a Senior Loan transaction may tend, in valuing Senior Loan interests for their own account, to be less sensitive to interest rate and credit quality changes and, accordingly, the Adviser does not intend to rely solely on such valuations in valuing the Senior Loan interests for the Fund's account. In addition, because a secondary trading market in Senior Loans has not yet fully developed, in valuing Senior Loans, the Adviser may not rely solely on but may consider, to the extent the Adviser believes such information to be reliable, prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions in Senior Loans. To the extent that an active secondary market in Senior Loan interests develops to a reliable degree, the Adviser may rely to an increasing extent on such market prices and quotations in valuing the Senior Loan interests in the Fund's portfolio. In light of the senior nature of Senior Loan interests included in the Fund's portfolio and taking into account the Fund's access to non-public information with respect to Borrowers relating to such Senior Loan interests, the Adviser does not currently believe that consideration on a systematic basis of ratings provided by any nationally recognized statistical rating organization or price fluctuations with respect to long- or short-term debt of such Borrowers subordinate to the Senior Loans of such Borrowers is necessary for the determination of the value of such Senior Loan interests. Accordingly, the Adviser generally does not systematically consider (but may consider in certain instances) and, in any event, does not rely upon such ratings or price fluctuations in determining the value of Senior Loan interests in the Fund's portfolio.

  Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation.

  Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

                                    TAXATION

FEDERAL INCOME TAXATION

  The Fund has qualified and intends to continue to qualify each year to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must, among other things:
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or certain other related income; and (b) diversify its holdings so that at the end of each quarter of the Fund's taxable year (i) at least 50% of the value of the Fund's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets or more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

  If the Fund so qualifies and distributes each year to its Shareholders at least 90% of its net investment income (including among other things, interest and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), in each year, it will not be required to pay federal income taxes on any income distributed to Shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to Shareholders. As a Massachusetts business trust, the Fund will not be subject to any excise or income taxes in Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.

  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least an amount equal to the sum of (a) 98% of its ordinary income for such year and (b) 98% of its capital gain net income (which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income was distributed to its Shareholders) and all distributions out of earnings and profits would be taxed to Shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to Shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to Shareholders. For example, with respect to certain securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

  Income from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Such taxes will not be deductible or creditable by shareholders. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

DISTRIBUTIONS

  Distributions of the Fund's net investment income are taxable to Shareholders as ordinary income, whether paid in cash or reinvested in additional Shares. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to Shareholders at the rates applicable to long-term capital gains regardless of the length of time Shares of the Fund have been held by such Shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such Shares are held as a capital asset). For a summary of the tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rate" below. It is not expected that any portion of the distributions from the Fund will be eligible for the dividends received deduction for corporations. The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  Shareholders receiving distributions in the form of additional Shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the Shares received, determined as of the distribution date. The basis of such Shares will equal the fair market value of such shares on the distribution date.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to Shareholders of record on a specified date in such a month and paid during January of the following year will be treated as having been distributed by the Fund and received by the Shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, Shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

  The Fund is required, in certain circumstances, to withhold 31% of taxable dividends and certain other payments, including redemptions, paid to Shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications, or who are otherwise subject to backup withholding. Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable income tax treaty.

SALE OF SHARES

  Except as discussed below, selling Shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Shares and the amount received. If such Shares are held as a capital asset, the gain or loss will be a capital gain or loss. For a summary of the tax rates applicable to capital gains, see "Capital Gains Rates" below. It is possible, although the Fund believes it is unlikely, that, in connection with a tender offer, distributions to tendering shareholders may be subject to tax as ordinary income (rather than gain or loss), which in turn may result in deemed distributions subject to tax as ordinary income for non-tendering shareholders. The federal income tax consequences of repurchase of Shares pursuant to tender offers will be disclosed in the related offering documents. Any loss recognized upon a taxable disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

CAPITAL GAINS RATES

  The maximum tax applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less or (ii) 20% for capital assets held for more than one year. The maximum long-term capital gains rate for corporations is 35%.

GENERAL

  The federal income tax discussion set forth above is for general information only. Prospective investors should consult their advisers regarding the specific federal tax consequences of purchasing, holding and disposing of Common Shares, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

                              REPURCHASE OF SHARES

  The Fund may from time to time enter into one or more credit agreements to provide the Fund with additional liquidity to meet its obligations to purchase Common Shares pursuant to any tender offer it may make. The Fund has entered into a Second Amendment and Restatement of Credit Agreement dated as of June 14, 1999 (the "Credit Agreement") among the Fund and Van Kampen Senior Floating Rate Fund (the "Co-Borrower") as borrowers, the banks party thereto (the "Financial Institutions"), and Bank of America National Trust and Savings Association ("BofA"), as agent, pursuant to which the Financial Institutions have committed to provide a credit facility of up to $500,000,000 to the Fund and the Co-Borrower, which is not secured by the assets of the Fund or Co-Borrower or other collateral. As of the date hereof neither the Fund nor the Co-Borrower has drawn any of the funds available under the Credit Agreement. The proceeds of any amounts borrowed under the Credit Agreement may be used to provide the Fund with additional liquidity to meet its obligations to purchase Common Shares pursuant to any tender offer that it may make. The Credit Agreement has terms and conditions substantially similar to the following:

  a. Each of the Fund and Co-Borrower is entitled to borrow money ("Loans") from the Financial Institutions in amounts which in the aggregate do not exceed the $500 million credit facility, provided that the aggregate amount of loans to the Fund or the Co-Borrower on an individual basis cannot exceed twelve and one half percent (12.5%) of the net asset value of the Fund or Co-Borrower, as the case may be (defined as total assets minus total liabilities minus assets subject to liens). Pursuant to guidelines applicable to the Fund and the Co-Borrower, any Loans to the Fund and Co-Borrower will be made on a first-come, first-serve basis. If, at any time, the demand for borrowings by the Fund and Co-Borrower exceeds amounts available under the Credit Agreement, such borrowing will be allocated on a fair and equitable basis, taking into consideration factors, including, without limitation, relative net assets of the Fund and Co-Borrower, amounts requested by the Fund and Co-Borrower, and availability of other sources of cash to meet each parties' needs.

  b. Loans made under the Credit Agreement, if any, will bear interest daily at the option of the Fund or Co-Borrower as applicable, (i) at a rate per annum equal to the federal funds rate from time to time plus 0.45%, provided, however, that during the period from December 17, 1999 through January 14, 2000, the rate shall be the federal funds rate plus 0.575%, or
     (ii) at a rate per annum equal to a reserve-adjusted interbank offered rate offered by BofA's Grand Cayman Branch ("IBOR") plus 0.45% per annum, provided, however, that during the period from December 17, 1999 through January 14, 2000, the rate shall be IBOR plus 0.575%. Each of the Fund and Co-Borrower will bear the expenses of any borrowings attributable to it under the Credit Agreement. Such interest will be due, in arrears, on the outstanding principal amount of each loan
     (i) as to any federal funds rate Loan on the last business day of each calendar quarter and (ii) as any offshore rate loan, from one (1) day to sixty (60) days from the date of the loan, as selected by the Fund or Co-Borrower as applicable in advance. Interest on the outstanding principal of the Loans will also be due on the date of any prepayment of any offshore rate Loan and on demand during the existence of an event of default under the Credit Agreement payable by the borrower subject to such event of default. Overdue payments of principal and interest will bear interest, payable upon demand, at a penalty rate. No Loan shall be outstanding for a period of more than sixty (60) days, and there shall be no more than three Interest Periods in effect as defined in the Credit Agreement.

  c. The Fund paid approximately $34,680 of fees and expenses to BofA or its affiliates on the date the Credit Agreement was executed. In addition, during the term of the Credit Agreement, the Fund is obligated to pay its pro rata share (based on the relative net assets of the Fund and Co-Borrower) of a commitment fee computed at the rate of 0.09% per annum on the average daily unused amount of the facility.

  d. The principal amount of any loans made under the Credit Agreement, if any, is required to be paid sixty (60) days from the date of the Loan. Each of the Fund and Co-Borrower is entitled to prepay a Loan made to it in multiples of $1,000,000, provided that the Fund or Co-Borrower as applicable gives sufficient notices of prepayment. On the Commitment Termination Date (as defined below), all outstanding principal and accrued interest under the Credit Agreement will be due and payable in full.

  e. The drawdown of the initial Loan, if any, under the Credit Agreement is subject to certain conditions, including, among other things, the Fund and Co-Borrower, as applicable, executing and delivering a promissory note made payable to the order of each Financial Institution, in the form attached to the Credit Agreement (the "Promissory Notes").

     The drawdown of each Loan, if any, is further conditioned upon the satisfaction of additional conditions, including, without limitation, (i) the providing of notice with respect to the Loan, (ii) the asset coverage ratio for the applicable borrower, being at least 8 to 1; (iii) there being no default or event of default in existence; (iv) the representations and warranties with respect to the applicable borrower made in the Credit Agreement continuing to be true and (v) there being no loans outstanding with the applicable borrower for more than sixty (60) days on the day preceding the proposed borrowing date.

  f. The Credit Agreement contains various affirmative and negative covenants of the Fund and Co-Borrower, including, without limitation, obligations:
      (i) to provide periodic financial information; (ii) with limited exceptions, to not consolidate with or merge into any other entity or have any other entity merge into it and to not sell all or any substantial part of its assets; (iii) to continue to engage in its current type of business and to maintain its existence as a business trust; (iv) to comply with applicable laws, rules and regulations; (v) to maintain insurance on its property and business; (vi) to limit the amount of its debt based upon 12.5% of the net asset value of the applicable borrower; and (vii) to not create any lien on any of its assets, with certain exceptions.

  g. The Credit Agreement also contains various events of default (with certain specified grace periods), including, without limitation: (i) failure to pay when due any amounts required to be paid to the Financial Institutions under the Credit Agreement or the Promissory Notes; (ii) any material misrepresentations in the Credit Agreement or documents delivered to the Financial Institutions; (iii) failure to observe or perform certain terms, covenants and agreements contained in the Credit Agreement, the Promissory Notes or other documents delivered to the Financial Institutions; (iv) failure to comply with the Fund's or Co-Borrower's, as applicable, fundamental investment policies or investment restrictions; (v) failure to comply by the Fund or Co-Borrower, as applicable, with all material provisions of the Investment Company Act of 1940; (vi) the voluntary or involuntary bankruptcy of the Fund or Co-Borrower, as applicable; (vii) the entry of judgments for the payment of money in excess of $5,000,000 in the aggregate which remains unsatisfied or unstayed for a period of 30 days; and (viii) a change in control of the Fund's or Co-Borrower's, as applicable, investment adviser.

  h. The credit facility provided pursuant to the Credit Agreement will terminate on June 13, 2000 (the "Commitment Termination Date"), unless extended or earlier terminated pursuant to the terms thereof, and all accrued interest and principal will be due thereon.

  The Fund intends to repay any Loans under the Credit Agreement from proceeds from the specified pay-downs from the interests in Senior Loans which will be acquired and from proceeds from the sale of Shares.

  During the pendency of any tender offer by the Fund, the Fund will calculate daily the net asset value of the Shares and will establish procedures which will be specified in the tender offer documents, to enable Shareholders to ascertain readily such net asset value. The relative illiquidity of some of the Fund's portfolio securities could adversely impact the Fund's ability to calculate net asset value in connection with determinations of pricing for tender offers, if any. Each offer will be made and Shareholders notified in accordance with the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, either by publication or mailing or both. Each offering document will contain such information as is prescribed by such laws and the rules and regulations promulgated thereunder.

  Tendered Shares that have been accepted and repurchased by the Fund will be held in treasury and may be retired by the Board of Trustees. Treasury Shares will be recorded and reported as an offset to Shareholders' equity and accordingly will reduce the Fund's total assets. If Treasury Shares are retired, Shares issued and outstanding and capital in excess of par value will be reduced accordingly.

  If the Fund must liquidate portfolio securities in order to repurchase Shares tendered, the Fund may realize gains and losses.

                            PORTFOLIO OF INVESTMENTS

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Principal                                       Bank Loan
 Amount                                          Ratings+       Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS
            AEROSPACE/DEFENSE  1.2%
$  7,047    Aerostructures Corp., Term
            Loan............................  NR        BB-    12/31/03     $    7,050,529
   5,500    Decrane Finance Co., Term
            Loan............................  B1        B+     09/30/05          5,500,000
   7,425    Fairchild Holding Corp., Term
            Loan............................  NR        NR     06/18/04          7,425,763
     650    Fairchild Holding Corp.,
            Revolving Credit................  NR        NR     06/18/04            650,005
  38,125    Gulfstream Delaware Corp., Term
            Loan............................  NR        NR     09/30/02         38,127,398
  13,059    K & F Industries, Inc., Term
            Loan............................  Ba3       B+     10/15/05         13,060,710
   7,840    Tri-Star, Inc., Term Loan.......  NR        NR     09/30/03          7,842,182
  14,197    United Defense Industries, Inc.,
            Term Loan.......................  B1        BB-   10/06/05 to
                                                               10/06/06         14,198,853
   3,850    Whittaker Corp., Term Loan......  NR        NR     05/30/03          3,849,996
     795    Whittaker Corp., Revolving
            Credit..........................  NR        NR     05/30/01            794,264
                                                                            --------------
                                                                                98,499,700
                                                                            --------------
            AUTOMOTIVE  2.8%
  34,000    American Axel and Manufacturing,
            Inc., Term Loan.................  B1        B+     04/30/06         34,007,593
   8,423    American Bumper and
            Manufacturing Co., Term Loan....  NR        NR     04/30/04          8,425,376
  56,427    Breed Technologies, Inc., Term
            Loan............................  B1        BB    04/27/04 to
                                                               04/27/06         56,428,164
   3,359    Breed Technologies, Inc.,
            Revolving Credit................  B1        BB    04/27/04 to
                                                               04/27/06          3,359,511
  63,377    Federal Mogul Corp., Term
            Loan............................  Ba2       B+    12/31/03 to
                                                               12/31/05         63,425,630
   1,517    Federal Mogul Corp., Revolving
            Credit..........................  Ba2       B+     03/12/04          1,518,261
  10,000    Insilco Corp., Term Loan........  Ba3       B+     11/24/05          9,999,743
   4,798    JMS Automotive Rebuilders, Inc.,
            Term Loan (a)(b)................  NR        NR     06/30/04          3,946,997
   6,500    Metalforming Technologies, Inc.,
            Term Loan.......................  NR        NR     06/30/05          6,500,824
   7,821    Murray's Discount Auto Stores,
            Inc., Term Loan.................  NR        NR     06/30/03          7,038,938

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Principal                                       Bank Loan
 Amount                                          Ratings+       Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
$    225    Murray's Discount Auto Stores,
            Inc., Revolving Credit..........  NR        NR     06/30/03     $      225,000
   9,243    The Plastech Group, Term Loan...  NR        NR    04/01/02 to
                                                               04/01/04          9,239,941
  16,491    Safelite Glass Corp., Term
            Loan............................  B1        B+    12/23/04 to
                                                               12/23/05         16,500,252
                                                                            --------------
                                                                               220,616,230
                                                                            --------------
            BROADCASTING--CABLE  5.4%
   4,646    Adelphia Cable Partners, LP,
            Revolving Credit................  Ba2       BB+    12/31/03          4,652,902
  22,500    Bresnan Communications Co., LP,
            Term Loan.......................  Ba3       BB+    03/31/06         22,529,625
   5,880    Cable Systems International,
            Inc., Term Loan.................  NR        NR     12/31/02          5,881,481
  17,500    Charter Communications
            Entertainment II, Term Loan.....  Ba3       NR     12/31/07         17,503,323
  32,000    Charter Communications
            Entertainment II & Long Beach,
            Term Loan.......................  Ba3       NR     03/31/06         32,014,300
  47,144    Chelsea Communications, Inc.,
            Term Loan.......................  Ba2       NR     12/31/04         47,146,985
  10,400    Encore Investments, Term Loan...  NR        NR     06/30/04         10,409,432
      20    Encore Investments, Revolving
            Credit..........................  NR        NR     06/30/04             20,000
  45,000    Falcon Holdings Group, LP, Term
            Loan............................  Ba3       BB-    12/31/07         44,502,125
  15,000    Frontiervision Operating
            Partners, LP, Term Loan.........  Ba3       BB     03/31/06         15,003,260
  22,083    Garden State Cablevision, LP,
            Revolving Credit................  NR        NR     06/30/05         22,086,929
  53,458    InterMedia Partners IV, LP,                       01/01/05 to
            Term Loan.......................  Ba3       NR     12/31/07         53,461,836
  60,170    Marcus Cable Operating Co.,                       12/31/02 to
            Term Loan.......................  Ba3       B-     04/30/04         60,177,510
   3,411    Marcus Cable Operating Co.,
            Revolving Credit................  Ba3       B-     12/31/02          3,410,571
   1,990    Mark Twain Cablevision, LP,
            Term Loan.......................  NR        NR     06/30/04          1,990,296

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            BROADCASTING--CABLE (CONTINUED)
$ 23,727    TCI Pacific, Inc., Term Loan....  NR        NR     12/31/04     $   23,728,174
  30,286    Triax Midwest Associates, Term
            Loan............................  NR        NR    06/30/06 to
                                                               06/30/07         30,285,956
   1,676    Triax Midwest Associates,
            Revolving Credit................  NR        NR     06/30/06          1,676,552
  27,029    TW Fanch, Revolving Credit......  NR        NR     12/31/04         27,041,126
                                                                            --------------
                                                                               423,522,383
                                                                            --------------
            BROADCASTING--DIVERSIFIED  1.2%
  76,638    Chancellor Broadcasting Co.,
            Term Loan.......................  Ba1       BB-    06/30/05         76,678,832
  18,653    Chancellor Broadcasting Co.,
            Revolving Credit................  Ba1       BB-    06/30/05         18,686,381
                                                                            --------------
                                                                                95,365,213
                                                                            --------------
            BROADCASTING--RADIO  0.4%
  35,000    Jacor Communications, Inc.,
            Term Loan.......................  Ba2       BB-    12/31/04         35,000,720
                                                                            --------------
            BROADCASTING--TELEVISION  1.8%
  11,731    Benedek Broadcasting Corp.,                       05/01/01 to
            Term Loan.......................  B1        NR     11/01/02         11,734,856
  20,000    Black Entertainment Television,
            Inc., Term Loan.................  NR        NR     06/30/06         20,002,856
   9,980    Lin Television Corp., Term
            Loan............................  Ba3       B-     03/31/07          9,980,279
  66,000    Sinclair Broadcasting, Term
            Loan............................  Ba2       BB-    09/15/05         66,012,534
  32,000    TLMD Acquisition Co., Term
            Loan............................  B1        B+     03/31/07         32,006,900
                                                                            --------------
                                                                               139,737,425
                                                                            --------------
            BUILDINGS & REAL ESTATE  0.8%
  20,000    BSL Holdings, Term Loan.........  NR        BB-    12/30/05         20,007,777
  47,222    Walter Industries, Inc., Term
            Loan............................  NR        NR     10/15/03         47,222,048
                                                                            --------------
                                                                                67,229,825
                                                                            --------------
            CHEMICAL, PLASTICS & RUBBER  4.7%
  11,227    Cedar Chemicals Corp., Term
            Loan............................  NR        NR     10/30/03         11,228,880
  10,527    Foamex, LP, Term Loan...........  Ba3       B     06/30/05 to
                                                               06/30/06         10,529,812
   5,357    Foamex, LP, Revolving Credit....  Ba3       B      06/12/03          5,357,153

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            CHEMICAL, PLASTICS & RUBBER (CONTINUED)
$  6,965    General Chemical Group, Term
            Loan............................  NR        BB+    06/15/06     $    6,965,000
  10,000    Harris Speciality Chemicals,
            Term Loan.......................  NR        NR     03/31/06         10,000,000
  14,373    High Performance Plastics, Inc.,
            Term Loan.......................  NR        NR     03/31/05         14,372,993
  40,551    Huntsman Group Holdings, Term
            Loan............................  Ba2       BB    12/31/02 to
                                                               12/31/05         40,574,595
   6,667    Huntsman Group Holdings,
            Revolving Credit................  Ba2       BB     12/31/02          6,666,781
  18,939    Huntsman Specialty Chemical                       03/15/04 to
            Corp., Term Loan................  Ba2       NR     03/15/05         18,951,180
   5,640    Jet Plastica Industries, Inc.,
            Term Loan.......................  NR        NR    12/31/02 to
                                                               12/31/04          5,644,668
  30,000    Kosa, LLC, Term Loan............  Ba1       BB+    12/31/06         30,012,607
  93,487    Lyondell Petrochemical Corp.
            Term Loan.......................  Ba2       BBB-  06/30/99 to
                                                               06/30/05         93,525,450
  15,000    MetoKote Corp., Term Loan.......  NR        NR     11/02/05         15,004,863
   9,837    Pioneer Americas Acquisition
            Corp., Term Loan................  B2        B+     12/31/06          9,847,442
  11,964    Reid Plastics, Inc., Term
            Loan............................  NR        NR     11/12/03         11,971,069
  42,876    Sterling Chemicals, Inc., Term
            Loan............................  Ba3       NR     09/30/04         42,902,004
  11,585    Texas Petrochemicals Corp., Term
            Loan............................  Ba3       NR    06/30/01 to
                                                               06/30/04         11,586,620
   1,867    Texas Petrochemicals Corp.,
            Revolving Credit................  Ba3       NR     12/31/02          1,867,130
   6,538    TruSeal Technologies, Inc., Term
            Loan............................  NR        NR     06/30/04          6,498,436
   8,140    Vinings Industries, Inc., Term
            Loan............................  NR        NR     03/31/05          8,143,946
   4,577    West American Rubber, Term
            Loan............................  NR        NR     06/30/05          4,577,029
                                                                            --------------
                                                                               366,227,658
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            COMMUNICATIONS--TELEPHONE  0.1%
$  4,583    International Data Response,
            Term Loan.......................  NR        NR    12/31/01 to
                                                               12/31/02     $    4,588,346
   7,119    Mitel Corp., Term Loan..........  NR        NR     12/26/03          7,122,106
                                                                            --------------
                                                                                11,710,452
                                                                            --------------
            CONSTRUCTION MATERIALS  1.8%
  21,707    Behr Process Corp., Term Loan...  NR        NR    03/31/02 to
                                                               03/31/05         21,722,941
     882    Behr Process Corp., Revolving
            Credit..........................  NR        NR     03/31/02            882,354
   1,611    Brand Scaffold Services, Inc.,
            Term Loan.......................  B1        NR     09/30/02          1,611,950
      56    Brand Scaffold Services, Inc.,
            Revolving Credit................  B1        NR     09/30/02             55,556
  10,000    Dayton Superior Corp., Term
            Loan............................  NR        NR     09/29/05         10,002,855
   6,833    Flextek Components, Inc. (a)....  NR        NR     02/28/05          5,466,300
  13,632    Falcon Building Products, Inc.,
            Term Loan.......................  B1        B+     06/30/05         13,645,070
  59,449    National Gypsum Co., Term
            Loan............................  NR        NR     09/20/03         59,451,272
   4,655    Panolam Industries, Inc., Term
            Loan............................  B1        NR     10/31/02          4,654,891
   6,919    Reliant Building Products, Inc.,
            Term Loan.......................  B1        B+     03/31/04          6,922,813
  14,850    Werner Holding Co., Term Loan...  Ba3       B+    11/30/04 to
                                                               11/30/05         14,854,498
                                                                            --------------
                                                                               139,270,500
                                                                            --------------
            CONTAINERS, PACKAGING & GLASS  3.8%
  37,500    Dr. Pepper Holdings, Inc., Term
            Loan............................  NR        NR     12/31/05         37,524,317
   8,288    Fleming Packaging Corp., Term
            Loan............................  NR        NR     08/30/04          8,290,907
   9,900    Graham Packaging Co., Term
            Loan............................  B1        B+    01/31/06 to
                                                               01/31/07          9,903,758
  29,663    Huntsman Packaging Corp., Term
            Loan............................  B1        BB-   09/30/05 to
                                                               09/30/06         29,662,500
  29,700    IPC, Inc., Term Loan............  NR        B+     10/02/04         29,776,354
   5,000    Packaging Dynamics, Term Loan...  NR        NR     11/20/05          5,001,795
 165,364    Stone Container Corp., Term
            Loan............................  Ba3       B+    04/01/00 to
                                                               10/01/03        165,534,107

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
$    579    Stone Container Corp., Revolving
            Credit..........................  Ba3       B+     05/15/99     $      579,465
   8,009    Stronghaven, Inc., Term Loan....  NR        NR     05/15/04          7,208,700
   7,146    Tekni-Plex, Inc., Term Loan.....  B1        B+     03/03/06          7,150,120
                                                                            --------------
                                                                               300,632,023
                                                                            --------------
            DIVERSIFIED MANUFACTURING  2.1%
   3,969    Advanced Accessory Systems, LLC,
            Term Loan.......................  B1        B+     10/30/04          3,968,368
   8,955    CII Carbon, LLC, Term Loan......  NR        NR     06/25/08          8,957,202
   6,383    ConMed Corp., Term Loan.........  B1        BB-    12/30/04          6,384,859
   9,850    Desa International, Term Loan...  B2        B+     12/26/04          9,852,468
  27,044    Evenflo & Spalding Holdings
            Corp., Term Loan................  B3        B-    09/30/03 to
                                                               03/30/06         27,044,314
   6,566    Evenflo & Spalding Holdings
            Corp., Revolving Credit.........  B3        B-     09/30/03          6,566,484
  25,757    International Wire Group, Inc.,
            Term Loan.......................  B1        NR     09/30/03         25,762,351
  10,821    Intesys Technologies, Inc., Term
            Loan............................  NR        NR    06/30/04 to
                                                               06/30/06         10,823,292
     427    Intesys Technologies, Inc.,
            Revolving Credit................  NR        NR     06/30/06            426,688
   7,673    M.W. Manufacturers, Term Loan...  NR        NR     09/15/02          7,674,577
  18,476    Neenah Foundry Co., Term Loan...  Ba3       BB-    09/30/05         18,482,065
  12,500    Superior Telecom, Term Loan.....  Ba3       B+     11/27/05         12,504,666
  24,792    UCAR International, Inc., Term
            Loan............................  Ba3       BB-    12/31/02         24,805,373
   6,161    U.F. Acquisition, Term Loan.....  NR        NR     12/15/02          6,163,540
                                                                            --------------
                                                                               169,416,247
                                                                            --------------
            ECOLOGICAL  1.4%
   7,000    Environmental System, Term
            Loan............................  B1        BB-    09/30/05          7,003,661
 104,885    Safety-Kleen Corp., Term Loan...  Ba3       BB    04/03/05 to
                                                               04/03/06        104,904,164
                                                                            --------------
                                                                               111,907,825
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            EDUCATION & CHILD CARE  0.2%
$  8,690    Kindercare Learning Centers,
            Inc., Term Loan.................  Ba3       B+     03/21/06     $    8,690,275
   4,969    La Petite Academy, Inc., Term
            Loan............................  B2        B      05/11/05          4,969,276
                                                                            --------------
                                                                                13,659,551
                                                                            --------------
            ELECTRONICS  2.6%
  29,906    Amphenol Corp., Term Loan.......  Ba3       B+    10/03/04 to
                                                               05/19/06         29,911,135
   6,650    Banker's Systems, Inc., Term
            Loan............................  NR        NR     11/01/02          6,651,655
   7,170    Beltone Electronics, Inc., Term
            Loan............................  NR        NR    10/31/03 to
                                                               10/31/04          7,170,421
   3,861    Caribiner International, Term
            Loan............................  NR        NR     09/30/03          3,861,471
  12,675    Chatham Technologies                              08/18/03 to
            Acquisition, Inc., Term Loan....  NR        NR     08/18/05         12,674,918
   5,872    Claricom, Inc., Term Loan.......  NR        NR     11/30/02          5,871,770
  43,352    DecisionOne Corp., Term Loan....  B1        B-    08/07/03 to
                                                               08/07/05         43,373,468
  16,912    Fairchild Semiconductor Corp.,
            Term Loan.......................  Ba3       BB     03/11/03         16,912,010
   5,400    Fisher Scientific International,                  01/21/05 to
            Inc., Term Loan.................  Ba3       B+     01/21/06          5,502,142
   3,935    Labtec, Inc., Term Loan.........  NR        NR     10/07/04          3,936,285
   4,435    Rowe International, Inc., Term
            Loan (a)........................  NR        NR     03/31/00          4,480,400
   8,643    Sarcom, Inc., Term Loan.........  NR        NR     12/31/02          8,643,126
  24,976    Sterling Diagnostic Imaging,
            Inc., Term Loan.................  NR        NR     09/30/05         24,972,711
   7,500    Stoneridge, Inc., Term Loan.....  Ba3       BB     12/31/05          7,500,000
  18,629    Viasystems, Inc., Term Loan.....  B2        B+    03/31/04 to
                                                               06/30/05         18,633,721
     634    Viasystems, Inc., Revolving
            Credit..........................  B2        B+     12/31/02            633,548
   4,900    WGL Acquisition Corp., Term
            Loan............................  NR        NR     07/30/04          4,900,669
                                                                            --------------
                                                                               205,629,450
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE  3.4%
$ 24,744    AMF Group, Inc., Term Loan......  B1        B     03/31/03 to
                                                               03/31/04     $   24,747,563
  21,500    ASC Network Corp., Term Loan....  NR        NR     05/31/06         21,500,561
   2,200    Camelot Music Holdings, Inc.,
            Revolving Credit................  NR        NR     01/27/02          2,200,000
  20,000    Florida Panthers Holding, Inc.
            Term Loan.......................  NR        NR     06/15/99         20,013,029
   7,920    KSL Recreation Group, Inc.                        04/30/05 to
            Term Loan.......................  B2        B+     04/30/06          7,927,440
   4,752    KSL Recreation Group, Inc.,
            Revolving Credit................  B2        B+     04/30/04          4,755,180
  79,000    Metro-Goldwyn-Mayer, Inc., Term
            Loan............................  NR        NR    03/31/05 to
                                                               03/31/06         79,021,508
  13,980    Metro-Goldwyn-Mayer, Inc.,
            Revolving Credit................  NR        NR     09/30/03         13,982,434
   5,048    Regal Cinemas, Inc., Term
            Loan............................  Ba3       BB-   05/27/06 to
                                                               05/27/07          5,050,954
   9,933    SFX Entertainment, Inc., Term
            Loan............................  B1        B+     03/31/06          9,938,727
   5,236    Six Flags Theme Park, Term
            Loan............................  Ba3       B+     11/30/04          5,236,521
   6,700    Sportcraft, Ltd., Term Loan.....  NR        NR     12/31/02          6,700,081
   4,988    True Temper, Term Loan..........  B1        BB-    09/30/05          4,988,457
  46,819    Viacom, Inc., Term Loan.........  Baa3      BBB-  04/01/02 to
                                                               07/01/02         46,826,940
   1,368    Viacom, Inc., Revolving
            Credit..........................  Baa3      BBB-   07/01/02          1,368,918
  15,000    WestStar Cinemas, Inc., Term
            Loan............................  NR        NR     09/30/05         15,000,478
                                                                            --------------
                                                                               269,258,791
                                                                            --------------
            FARMING & AGRICULTURE  0.7%
  11,000    Doane Pet Care Cos., Term
            Loan............................  B1        B+    12/31/05 to
                                                               12/31/06         11,005,377
  37,459    Seminis, Inc., Term Loan........  NR        NR    12/31/03 to
                                                               12/31/04         37,472,474
   4,912    Walco International, Inc., Term
            Loan............................  NR        NR     03/31/04          4,914,278
                                                                            --------------
                                                                                53,392,129
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            FINANCE  6.6%
$ 14,000    Blackstone Capital Co., Term
            Loan............................  NR        NR     05/31/99     $   14,005,591
  38,000    Bridge Information Systems,
            Inc., Term Loan.................  NR        NR     05/27/05         38,006,516
  30,000    Felcor Suite Hotels, Term
            Loan............................  Ba1       BB+    06/30/01         30,000,000
  31,509    Mafco Finance Corp., Term
            Loan............................  NR        NR     04/28/00         31,523,578
  26,500    Metris Cos., Inc., Term Loan....  Ba3       NR     06/30/03         26,500,627
  39,773    Outsourcing Solutions, Term
            Loan............................  B2        NR     10/15/04         39,780,113
  46,450    Patriot American Hospitality,
            Inc.,                                             03/31/99 to
            Term Loan.......................  NR        NR     03/31/03         46,473,532
  65,000    Paul G. Allen, Term Loan........  NR        NR     06/10/03         65,000,788
 125,000    Starwood Hotels and Resorts,
            Inc.,                                             02/23/99 to
            Term Loan.......................  Ba1       NR     02/23/03        124,950,003
  98,718    Ventas Realty Ltd., Inc., Term
            Loan............................  NR        NR     04/30/03         98,741,625
                                                                            --------------
                                                                               514,982,373
                                                                            --------------
            FOOD/BEVERAGE  2.1%
  46,977    Agrilink Foods, Term Loan.......  B1        BB-   09/30/04 to
                                                               09/30/05         46,978,170
  11,494    Amerifoods Cos., Inc., Term
            Loan............................  NR        NR    06/30/99 to
                                                               06/30/02         10,919,067
   8,898    Edwards Baking Corp., Term
            Loan............................  NR        NR    09/30/03 to
                                                               09/30/05          8,898,375
  12,417    Favorite Brands International,
            Inc., Term Loan.................  B2        B      05/19/05         12,417,230
  19,184    Fleming Cos., Inc., Term Loan...  Ba3       BB+    07/25/04         19,230,661
  15,971    Fleming Cos., Inc., Revolving
            Credit..........................  Ba3       BB+    07/25/03         16,036,217
   7,425    Leon's Bakery, Inc., Term
            Loan............................  NR        NR     05/02/05          7,425,843
   7,220    Mistic Brands, Inc., Term
            Loan............................  NR        NR    06/01/04 to
                                                               06/01/05          7,220,651
  10,864    Southern Foods Group, Inc., Term
            Loan............................  Ba3       BB-    02/28/06         10,867,676
  21,448    Stroh Brewery Co., Term Loan....  NR        NR     06/30/03         21,449,206
                                                                            --------------
                                                                               161,443,096
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            FOOD STORES/GROCERY  1.5%
$ 42,756    Bruno's, Inc., Term Loan (a)
            (b).............................  Caa2      NR    12/02/03 to
                                                               04/15/05     $   38,021,978
   4,830    Bruno's, Inc., Revolving Credit
            (a) (b).........................  Caa2      NR     12/02/03          4,294,150
  12,429    Eagle Family Foods, Inc., Term
            Loan............................  B1        B+     12/31/05         12,435,267
   4,592    Harvest Foods, Inc., Term Loan
            (a) (b).........................  NR        NR     06/30/02             91,830
  30,652    Pathmark Stores, Inc., Term
            Loan............................  B1        B+    06/15/01 to
                                                               12/15/01         30,675,094
   3,127    Pathmark Stores, Inc., Revolving
            Credit..........................  B1        B+     06/15/01          3,139,183
   8,474    Randall's Food Markets, Inc.,
            Term Loan.......................  Ba3       BB-    06/27/06          8,478,130
   5,748    Randall's Food Markets, Inc.,
            Revolving Credit................  Ba3       BB-    06/27/04          5,747,906
   5,000    The Pantry, Inc., Term Loan.....  B1        BB-    01/31/06          5,000,000
   8,391    Star Markets Co., Inc., Term
            Loan............................  Ba3       NR    12/31/02 to
                                                               12/31/03          8,396,731
   2,465    Star Markets Co., Inc.,
            Revolving Credit................  Ba3       NR     12/31/01          2,466,245
                                                                            --------------
                                                                               118,746,514
                                                                            --------------
            HEALTH CARE & BEAUTY AIDS  1.6%
   8,910    Kinetic Concepts, Inc., Term
            Loan............................  Ba3       B+    12/31/04 to
                                                               12/31/05          8,914,800
  16,796    Mary Kay Cosmetics, Inc., Term
            Loan............................  NR        NR     03/06/04         16,804,504
   1,709    Mary Kay Cosmetics, Inc.,
            Revolving Credit................  NR        NR     03/06/04          1,710,180
  24,626    Playtex Products, Inc., Term
            Loan............................  Ba2       BB     09/15/03         24,636,779
  54,725    Revlon Consumer Products Corp.,
            Term Loan.......................  Ba3       BB-    05/30/02         54,761,208
  20,000    24 Hour Fitness, Inc., Term
            Loan............................  NR        NR     12/31/05         20,004,668
                                                                            --------------
                                                                               126,832,139
                                                                            --------------
            HEALTHCARE  10.1%
   3,960    Alliance Imaging, Inc., Term
            Loan............................  B1        B+    12/18/03 to
                                                               06/18/04          3,961,817
   6,545    Charter Behavioral, Revolving
            Credit..........................  NR        NR     06/17/02          6,554,585
  58,480    Community Health Systems, Inc.,                   12/31/03 to
            Term Loan.......................  NR        NR     12/31/05         58,477,692

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
$ 44,472    Dade International, Inc., Term
            Loan............................  B1        NR    12/31/02 to
                                                               12/31/04     $   44,492,723
  15,030    Extendicare Health Services,
            Inc., Term Loan.................  Ba3       B+     12/31/03         15,032,842
  27,397    FPA Medical Management, Inc.,
            Term Loan (a)(b)................  Caa3      D      09/30/01         21,998,694
   4,813    FPA Medical Management, Inc.,
            Debtor in Possession (a)(b).....  Caa3      D      02/01/09          4,812,748
  27,010    Genesis Healthcare Ventures,
            Inc.,                                             09/30/04 to
            Term Loan.......................  Ba3       B+     06/01/05         27,014,470
 148,500    Integrated Health Services,
            Inc.,                                             09/15/03 to
            Term Loan.......................  Ba3       B+     12/31/05        148,532,315
  50,000    Magellan Health Services, Inc.,
            Term Loan.......................  B1        B+     02/12/05         50,050,218
   6,714    Medical Specialties Group, Inc.,                  06/30/01 to
            Term Loan.......................  NR        NR     06/30/04          6,722,790
  11,000    Mediq/PRN Life Support Services,
            Inc., Term Loan.................  B1        B+     06/30/06         11,016,024
   7,500    Meditrust Corp., Term Loan......  NR        NR     07/17/01          7,500,253
  26,490    MedPartners, Inc., Term Loan....  B1        BB-    05/31/01         26,503,659
   5,786    MedPartners, Inc., Revolving
            Credit..........................  B1        BB-    05/31/01          5,786,982
  18,535    Multicare Companies, Inc., Term
            Loan............................  B1        B+    09/30/04 to
                                                               06/01/05         18,536,073
  45,000    National Medical Care, Inc.,
            Term Loan.......................  Ba1       BB     09/30/03         45,019,557
  13,500    Oxford Health Plans, Inc., Term
            Loan............................  B3        B-     05/15/03         13,500,735
  24,950    Paragon Health Network, Inc.,                     03/31/05 to
            Term Loan.......................  Ba3       NR     03/31/06         24,950,948
  34,052    Quest Diagnostics, Inc., Term
            Loan............................  Ba3       BB+   12/05/02 to
                                                               06/30/06         34,053,272
   7,900    SMT Health Services, Inc., Term
            Loan............................  NR        NR     08/30/03          7,899,994
  15,010    Stryker Corp., Term Loan........  Ba2       BB    12/04/05 to
                                                               12/04/06         15,000,438
  49,579    Sun Healthcare Group, Inc.,                       11/12/04 to
            Term Loan.......................  Ba3       B      11/12/05         49,578,563

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
$ 89,100    Total Renal Care Holdings, Inc.,
            Term Loan.......................  Ba2       NR     03/31/08     $   89,126,248
  56,747    Vencor, Inc., Term Loan.........  B1        B-     01/15/05         56,747,866
                                                                            --------------
                                                                               792,871,506
                                                                            --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES &
            DURABLE CONSUMER PRODUCTS  2.6%
  13,000    Corning Consumer Products, Co.,
            Term Loan.......................  B1        BB-    10/09/06         13,000,000
  49,817    Dal-Tile Group, Inc., Term
            Loan............................  NR        NR    12/31/02 to
                                                               12/31/03         49,906,963
   4,085    Dal-Tile Group, Inc., Revolving
            Credit..........................  NR        NR     12/31/02          4,087,246
  34,000    Furniture Brands International,
            Inc., Term Loan.................  NR        NR     06/30/07         34,001,421
  26,045    Imperial Home Decor Group, Inc.,                  03/12/04 to
            Term Loan.......................  B1        B+     03/13/06         26,055,151
   1,802    Imperial Home Decor Group, Inc.,
            Revolving Credit................  B1        B+     03/12/04          1,801,987
  72,635    Renters Choice, Inc., Term
            Loan............................  Ba3       BB-   01/31/06 to
                                                               01/31/07         72,641,230
                                                                            --------------
                                                                               201,493,998
                                                                            --------------
            HOTELS, MOTELS, & GAMING  0.9%
  41,000    Alladin Gaming, LLC, Term
            Loan............................  B2        NR     02/26/08         41,010,259
   9,534    Alliance Gaming Corp., Term
            Loan............................  B1        B      01/31/05          9,536,216
   2,093    Alliance Gaming Corp., Delayed
            Draw Term Loan..................  B1        B      01/31/05          2,093,221
   5,000    Harrah's Jazz Co., Term Loan....  Baa3      BBB-   01/06/06          5,000,363
  11,029    Las Vegas Sands, Inc., Term
            Loan............................  B1        B+     11/30/03         11,031,420
     720    Las Vegas Sands, Inc., Revolving
            Credit..........................  B1        B+     11/30/03            720,059
                                                                            --------------
                                                                                69,391,538
                                                                            --------------
            INSURANCE  0.2%
  17,500    BRW Acquisition, Inc., Term
            Loan............................  NR        NR    07/10/06 to
                                                               07/10/07         17,500,000
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            MACHINERY  0.4%
$  9,500    Alliance Laundry Systems, LLC,
            Term Loan.......................  B1        B+     06/30/05     $    9,509,277
  15,000    Ocean Rig (Norway), Term Loan...  NR        NR     06/01/08         15,003,260
   5,815    RIGCO N. A., LLC, Term Loan.....  NR        NR     09/30/05          5,814,800
                                                                            --------------
                                                                                30,327,337
                                                                            --------------
            MINING, STEEL, IRON, & NON-PRECIOUS METALS  0.7%
   7,437    Alliance Coal Corp., Term
            Loan............................  NR        NR    12/31/01 to
                                                               12/31/02          7,441,006
   8,411    Earle M. Jorgensen, Term Loan...  B1        B+     03/31/04          8,443,339
   9,506    Fairmont Minerals, Ltd., Term
            Loan............................  NR        NR     02/25/05          9,507,730
   8,762    Global Metal Technologies, Term
            Loan............................  NR        NR     03/13/05          8,757,279
  19,900    Ispat Inland, Term Loan.........  Ba3       BB    07/16/05 to
                                                               07/16/06         19,900,000
                                                                            --------------
                                                                                54,049,354
                                                                            --------------
            NATURAL RESOURCES--COAL  0.0%
   4,712    Centennial Resources, Inc., Term                  03/31/02 to
            Loan (a)(b).....................  NR        NR     03/31/04          3,063,767
     647    Centennial Resources, Inc.,                       03/31/02 to
            Debtor in Possession (a)(b).....  NR        NR     03/31/04            647,171
                                                                            --------------
                                                                                 3,710,938
                                                                            --------------
            NON-DURABLE CONSUMER PRODUCTS  0.1%
   4,045    Homemaker Industries, Inc., Term
            Loan............................  NR        NR     06/30/04          4,044,600
                                                                            --------------
            PAPER & FOREST PRODUCTS  0.8%
  24,175    Crown Paper Co., Term Loan......  Ba3       BB     08/23/02         24,195,698
   4,261    Crown Paper Co., Revolving
            Credit..........................  Ba3       BB     08/23/02          4,264,769
   3,761    CST/Office Products, Inc., Term
            Loan............................  NR        NR     12/31/01          3,760,864
  14,925    Le Group Forex, Inc., Term
            Loan............................  NR        BB     06/30/05         14,932,771
  17,156    Paper Acquisition Corp., Term
            Loan............................  NR        NR     06/17/01         17,156,300
                                                                            --------------
                                                                                64,310,402
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            PERSONAL & MISCELLANEOUS SERVICES  0.8%
$  9,466    Accessory Network Group, Term
            Loan............................  NR        NR     07/31/05     $    9,468,650
      17    Borg Warner Security, Revolving
            Credit..........................  B1        BB-    03/31/02             17,874
   8,838    Arena Brands, Inc., Term Loan...  NR        NR     06/01/02          8,837,500
     763    Arena Brands, Inc., Revolving
            Credit..........................  NR        NR     06/01/02            762,517
  22,902    Boyds Collection, Ltd., Term
            Loan............................  Ba3       B+     04/21/06         22,905,150
  13,500    Dimac Corp., Term Loan..........  B1        B+    06/30/06 to
                                                               12/30/06         13,538,410
   4,714    Smarte Carte Corp., Term Loan...  NR        NR     06/30/03          4,716,784
                                                                            --------------
                                                                                60,246,885
                                                                            --------------
            PHARMACEUTICALS  0.3%
  17,167    Endo Pharmaceuticals, Inc., Term
            Loan............................  NR        NR     06/30/04         17,177,547
   5,102    NEN Acquisition, Inc., Term
            Loan............................  NR        NR     03/31/05          5,112,066
                                                                            --------------
                                                                                22,289,613
                                                                            --------------
            PRINTING/PUBLISHING  4.2%
  14,970    Advanstar Communications, Term
            Loan............................  Ba3       B+     04/30/05         14,970,000
  13,158    ADVO, Inc., Term Loan...........  NR        NR     09/29/03         13,159,623
  35,000    American Media Operations, Inc.,
            Term Loan.......................  Ba2       BB-    03/31/04         35,014,163
   9,900    Bear Island Paper Co., LLC, Term
            Loan............................  Ba3       B+     12/31/05          9,902,687
   4,987    Check Printers, Inc., Term
            Loan............................  NR        NR     06/30/05          4,989,482
   8,888    Cygnus Publishing, Inc., Term
            Loan............................  NR        NR     06/05/05          8,900,078
  68,000    Journal Register Co., Term
            Loan............................  Ba1       BB+    09/30/06         68,000,000
  31,770    Morris Communications, Inc.,                      03/31/04 to
            Term Loan.......................  NR        NR     06/30/05         31,770,719
  38,946    Outdoor Systems, Inc., Term
            Loan............................  Ba2       BB-    06/30/04         38,946,118
  19,000    PRIMEDIA, Inc., Term Loan.......  Ba3       NR     06/30/04         19,011,954
   6,350    TransWestern Publishing LP, Term
            Loan............................  Ba3       B+     10/01/04          6,350,285
  14,790    Von Hoffman Press, Inc., Term
            Loan............................  B1        B+    05/30/03 to
                                                               05/30/05         14,800,732
   1,811    Von Hoffman Press, Inc.,
            Revolving Credit................  B1        B+     05/30/03          1,811,507

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            PRINTING/PUBLISHING (CONTINUED)
$  5,000    Yellow Book USA, LP, Term
            Loan............................  NR        NR    12/15/05 to
                                                               12/05/06     $    5,002,883
  45,000    Ziff-Davis Publishing, Inc.,
            Term Loan.......................  Ba2       BB     03/31/05         45,014,682
   9,925    21st Century Newspaper, Inc.,
            Term Loan.......................  NR        NR     09/15/03          9,926,145
                                                                            --------------
                                                                               327,571,058
                                                                            --------------
            RESTAURANTS & FOOD SERVICE  2.1%
  12,438    Applebee's International, Inc.,
            Term Loan.......................  NR        NR     03/31/06         12,438,072
   5,629    California Pizza Kitchen, Inc.,
            Term Loan.......................  NR        NR     09/30/04          5,631,972
   2,443    Carvel Corp., Term Loan.........  NR        NR     06/30/00          2,445,285
  34,188    CKE Restaurants, Inc., Term
            Loan............................  Ba2       NR     04/15/03         34,187,574
  25,000    Domino's Pizza, Term Loan.......  B1        B+    12/21/06 to
                                                               12/21/07         25,011,735
  42,040    S.C. International Services,
            Inc., Term Loan.................  Ba3       B      08/28/02         42,048,868
  31,287    Shoney's, Inc., Term Loan.......  B1        NR     04/30/02         31,313,018
  10,000    Volume Services America, Term
            Loan............................  NR        B+     12/01/06         10,004,178
                                                                            --------------
                                                                               163,080,702
                                                                            --------------
            RETAIL--LUXURY GOODS  0.1%
   7,391    Ebel USA, Inc., Term Loan.......  NR        NR     09/30/01          7,390,595
                                                                            --------------
            RETAIL--OFFICE PRODUCTS  0.7%
   6,354    Identity Group, Inc., Term
            Loan............................  NR        NR     11/22/03          6,354,197
  52,474    U.S. Office Products Co., Term
            Loan............................  B2        B-     06/09/06         52,475,669
                                                                            --------------
                                                                                58,829,866
                                                                            --------------
            RETAIL--OIL & GAS  0.2%
  11,869    TravelCenters of America, Inc.,
            Term Loan.......................  Ba2       BB     03/31/05         11,885,145
                                                                            --------------
            RETAIL--SPECIALTY  0.2%
  12,183    Hollywood Entertainment Corp.,
            Revolving Credit................  Ba3       NR     09/05/02         12,184,986
   6,627    Luxottica Group SPA, Term
            Loan............................  NR        NR     06/30/01          6,626,825
                                                                            --------------
                                                                                18,811,811
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            RETAIL - STORES  1.0%
$ 11,500    Advance Stores Co., Term Loan...  B1        NR     04/15/06     $   11,500,524
   1,985    American Blind and Wallpaper
            Factory, Inc. ..................  NR        NR     12/31/05          2,034,184
   5,868    Kirkland's Holdings, Term
            Loan............................  NR        NR     06/30/02          5,868,099
   7,442    Nebraska Book Co., Inc., Term
            Loan............................  B1        B+     03/31/06          7,442,651
  22,249    Payless Cashways, Inc., Term
            Loan............................  NR        NR     11/30/02         22,249,336
   7,100    Payless Cashways, Inc.,
            Revolving Credit................  NR        NR     05/31/02          7,100,296
  15,702    Peebles, Inc., Term Loan........  NR        NR     06/09/02         15,702,844
   4,902    Vitamin Shoppe Industries, Inc.,
            Term Loan.......................  NR        NR     05/15/04          4,903,455
                                                                            --------------
                                                                                76,801,389
                                                                            --------------
            TELECOMMUNICATIONS - CELLULAR  3.6%
  20,000    American Cellular Wireless,
            Inc., Term Loan.................  B2        NR     06/30/07         19,987,875
 100,000    BCP SP Ltd., Term Loan..........  NR        NR     03/31/00         99,353,094
  75,000    Cellular, Inc., Financial Corp.                   09/18/06 to
            (CommNet), Term Loan............  B1        B      09/18/07         74,967,546
  65,000    Western Wireless Corp., Term
            Loan............................  B1        NR     03/31/05         65,008,693
  20,000    Wireless One Network, Term
            Loan............................  NR        NR     09/30/07         20,008,465
                                                                            --------------
                                                                               279,325,673
                                                                            --------------
            TELECOMMUNICATIONS - HYBRID  1.8%
  13,652    Atlantic Crossing, Term Loan....  NR        NR     11/30/02         13,650,591
 100,000    Nextel Finance Co., Term Loan...  Ba3       B-     09/30/06        100,004,727
  10,000    Nextel Finance Co., Term Loan
            (Argentina).....................  NR        NR     03/31/03         10,003,952
  15,000    Pacific Crossing Ltd., Term
            Loan............................  NR        NR     07/28/06         15,000,000
                                                                            --------------
                                                                               138,659,270
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--PERSONAL COMMUNICATION
            SYSTEMS  2.5%
$ 55,000    Cox Communications, Inc., Term
            Loan............................  Baa2      NR     12/31/06     $   55,011,530
  74,472    Omnipoint Communications, Inc.,
            Term Loan.......................  B2        B      02/17/06         74,489,296
  11,000    Powertel PCS, Inc., Revolving
            Credit..........................  NR        NR     03/31/06         11,006,238
  17,000    Telecorp PCS, Inc., Term Loan...  NR        NR     12/05/07         17,007,121
  42,000    Triton PCS, Inc., Term Loan.....  B1        B      05/04/07         42,014,253
                                                                            --------------
                                                                               199,528,438
                                                                            --------------
            TELECOMMUNICATIONS--WIRELESS MESSAGING  2.0%
  27,431    Arch Communications, Inc., Term
            Loan............................  B3        B     12/31/02 to
                                                               06/30/06         27,437,609
  15,000    CCPR Services, Inc., Term
            Loan............................  NR        NR     06/30/02         15,008,648
  48,000    Iridium Operating LLC, Term
            Loan............................  NR        B      12/29/00         46,796,996
  47,257    Mobilemedia Communications,
            Inc.,                                             06/30/02 to
            Term Loan.......................  Caa3      D      06/30/03         47,257,316
   1,882    Mobilemedia Communications,
            Inc., Revolving Credit..........  Caa3      D      06/30/02          1,881,821
   9,500    Teletouch Communications, Inc.,
            Term Loan.......................  NR        NR     11/30/05          9,500,000
  11,000    TSR Wireless LLC, Term Loan.....  NR        NR     06/30/05         10,996,790
                                                                            --------------
                                                                               158,879,180
                                                                            --------------
            TEXTILES & LEATHER  1.1%
  11,155    American Marketing Industries,
            Inc., Term Loan.................  NR        NR     11/30/02         11,157,464
   8,865    GFSI, Inc., Term Loan...........  NR        NR     03/31/04          8,873,607
   9,600    Humphrey's, Inc., Term Loan.....  Caa1      B+     01/15/03          9,608,134
  14,367    Joan Fabrics Corp., Term Loan...  NR        NR    06/30/05 to
                                                               06/30/06         14,371,504
  15,213    Johnston Industries, Inc., Term
            Loan............................  NR        NR     07/01/00         15,213,150
  13,965    Norcross Safety Prod., Term
            Loan............................  NR        NR     10/02/05         13,965,000

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            TEXTILES & LEATHER (CONTINUED)
$  9,767    Polyfibron Technologies, Inc.,
            Term Loan.......................  NR        NR     12/28/03     $    9,768,120
   6,912    William Carter Co., Term Loan...  Ba3       BB-    10/30/03          6,918,459
                                                                            --------------
                                                                                89,875,438
                                                                            --------------
            TRANSPORTATION--CARGO  1.3%
  26,893    Atlas Freighter Leasing, Inc.,                    05/29/04 to
            Term Loan.......................  Ba3       NR     06/30/04         26,897,994
   9,925    CTC Distribution Services, LLC,
            Term Loan.......................  NR        NR     02/15/06          9,927,004
  39,178    Evergreen International                           05/31/02 to
            Aviation, Inc., Term Loan.......  Ba3       NR     05/31/03         39,211,954
   7,550    Gemini Air Cargo, Inc., Term
            Loan............................  B1        NR     12/12/02          7,552,526
   7,425    North American Van Lines, Inc.,
            Term Loan.......................  NR        NR     03/30/05          7,428,216
   8,959    OmniTrax Railroads, LLC, Term
            Loan............................  NR        NR     05/14/05          8,962,439
                                                                            --------------
                                                                                99,980,133
                                                                            --------------
            TRANSPORTATION--MANUFACTURING COMPONENTS  0.8%
  27,720    Cambridge Industries, Inc., Term
            Loan............................  B1        NR     06/30/05         27,743,749
   9,235    Eagle-Picher Industries, Inc.,                    08/31/05 to
            Term Loan.......................  B1        B+     08/31/06          9,235,200
  24,938    SPX Corp., Term Loan............  Ba3       BB     03/31/06         24,956,060
                                                                            --------------
                                                                                61,935,009
                                                                            --------------
            TRANSPORTATION--PERSONAL  0.9%
  16,814    Blue Bird Body Co., Term Loan...  Ba2       BB-   11/02/02 to
                                                               11/01/03         16,814,167
  49,964    Continental Airlines, Inc., Term
            Loan............................  Ba1       BB    07/31/02 to
                                                               07/31/04         49,984,470
                                                                            --------------
                                                                                66,798,637
                                                                            --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.2%
  16,095    Johnstown America Industries,
            Inc., Term Loan.................  B1        BB-    03/31/03         16,096,599
                                                                            --------------
            TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  85.8%...........    6,738,765,358
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                        Borrower                                                Value
------------------------------------------------------------------------------------------
            FIXED INCOME SECURITIES  0.7%
            London Fog Industries, Inc. ($13,541,264 par, 10.00% coupon,
            maturing 02/27/03)...........................................   $   13,541,264
            Satelites Mexicanos ($39,907,000 par, 9.06% coupon, maturing
            06/30/04)....................................................       39,956,884
                                                                            --------------
            TOTAL FIXED INCOME SECURITIES................................       53,498,148
                                                                            --------------
            EQUITIES  1.3%
            AFC Enterprises, Inc. (604,251 common shares) (c)(d).........        4,682,945
            American Blind and Wallpaper Factory, Inc. (198,600 common
            shares) (c)(d)...............................................        3,505,910
            Best Products Co., Inc. (297,480 common shares) (d)..........                0
            Best Products Co., Inc. (Warrants for 28,080 common shares)
            (d)..........................................................                0
            Camelot Music Holdings, Inc. (1,994,717 common shares)
            (c)(d).......................................................       55,901,939
            Classic Cable, Inc. (Warrants for 760 common shares) (d).....                0
            Dan River, Inc. (192,060 common shares) (d)..................        1,896,592
            Flagstar Cos., Inc. (8,755 common shares) (d)................               22
            London Fog Industries, Inc. (1,083,301 common shares)
            (c)(d).......................................................       16,401,177
            London Fog Industries, Inc., (Warrants for 66,580 common
            shares) (c)(d)...............................................                0
            Fleer/Marvel Entertainment, Inc. (537,526 preferred
            shares)......................................................       10,680,642
            Fleer/Marvel Entertainment, Inc. (891,340 common shares)
            (d)..........................................................        5,682,292
            Nextel Communications, Inc. (Warrants for 60,000 common
            shares) (c)(d)...............................................        1,020,000
            Payless Cashways, Inc. (1,024,159 common shares) (d).........        2,432,378
            Rigco N.A., L.L.C. (Warrants for .325% interest of company's
            fully diluted equity) (d)....................................           16,250
            Rowe International, Inc. (91,173 common shares) (c)(d).......        2,500,900
            Sarcom, Inc. (43 common shares) (c)(d).......................                0
                                                                            --------------
            TOTAL EQUITIES...............................................      104,721,047
                                                                            --------------
            TOTAL LONG-TERM INVESTMENTS  87.8%
            (Cost $6,922,107,824)........................................    6,896,984,553
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                        Borrower                                                Value
------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS  11.2%
            COMMERCIAL PAPER  3.2%
            Boeing Capital Corp. ($13,375,000 par, maturing 02/01/99,
            yielding 4.84%)..............................................   $   13,375,000
            Boston Scientific Corp. ($7,180,000 par, maturing 02/26/99,
            yielding 5.25%)..............................................        7,153,823
            Case Credit Corp. ($5,000,000 par, maturing 03/12/99,
            yielding 4.96%)..............................................        4,973,133
            Comdisco, Inc. ($14,250,000 par, maturing 02/11/99, yielding
            5.68%).......................................................       14,227,517
            CSX Corp. ($50,000,000 par, maturing 02/03/99 to 03/30/99,
            yielding 4.97% to 5.00%).....................................       49,775,635
            CVS Corp. ($12,500,000 par, maturing 02/10/99, yielding
            4.98%).......................................................       12,484,437
            FDX Corp. ($15,000,000 par, maturing 02/25/99, yielding
            6.00%).......................................................       14,940,000
            McKesson Corp. ($20,000,000 par, maturing 02/04/99, yielding
            5.00%).......................................................       19,991,667
            Raytheon Co. ($2,444,000 par, maturing 03/12/99, yielding
            5.00%).......................................................        2,430,762
            Safeway, Inc. ($50,000,000 par, maturing 02/12/99 to
            02/17/99, yielding 4.99%)....................................       49,909,903
            Sprint Capital Corp. ($15,000,000 par, maturing 02/24/99,
            yielding 5.00%)..............................................       14,952,083
            Tandy Corp. ($18,000,000 par, maturing 02/04/99 to 02/11/99,
            yielding 4.97%)..............................................       17,982,881
            Texas Utilities Co. ($20,000,000 par, maturing 02/10/99,
            yielding 4.93%)..............................................       19,975,350
            Western Resources, Inc. ($8,000,000 par, maturing 02/04/99,
            yielding 4.90%)..............................................        7,996,733
                                                                            --------------
            TOTAL COMMERCIAL PAPER.......................................      250,168,924
                                                                            --------------
            SHORT-TERM LOAN PARTICIPATIONS  8.0%
            Airtouch Communications, Inc. ($15,000,000 par, maturing
            02/16/99, yielding 5.11%)....................................       15,000,000
            Alltel Corp. ($15,000,000 par, maturing 02/08/99, yielding
            4.90%).......................................................       15,000,000
            American Stores Co. ($50,000,000 par, maturing 02/19/99 to
            03/15/99, yielding 4.98% to 5.08%)...........................       50,000,000
            Anadarko Pete Corp. ($50,000,000 par, maturing 02/02/99 to
            02/08/99, yielding 4.94% to 4.96%)...........................       50,000,000

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                        Borrower                                                Value
------------------------------------------------------------------------------------------
            SHORT-TERM LOAN PARTICIPATIONS (CONTINUED)
            Cabot Corp. ($29,900,000 par, maturing 02/05/99 to 02/19/99,
            yielding 5.08% to 5.73%).....................................   $   29,900,000
            Case Credit Corp. ($45,000,000 par, maturing 02/02/99 to
            02/26/99, yielding 5.05% to 5.91%)...........................       45,000,000
            Centex Corp. ($34,450,000 par, maturing 02/18/99 to 02/25/99,
            yielding 4.97% to 5.03%).....................................       34,450,000
            Central and Southwest Corp. ($50,000,000 par, maturing
            03/04/99 to 04/27/99, yielding 5.00% to 5.11%)...............       50,000,000
            Cincinnati Gas and Electric Co. ($9,345,000 par, maturing
            02/02/99, yielding 5.10%)....................................        9,345,000
            ConAgra, Inc. ($50,000,000 par, maturing 02/01/99 to
            02/24/99, yielding 4.93% to 5.01%)...........................       50,000,000
            Enron Corp. ($37,000,000 par, maturing 02/01/99, yielding
            4.98%).......................................................       37,000,000
            Fluor Corp. ($25,000,000 par, maturing 02/04/99 to 02/09/99,
            yielding 4.85% to 4.88%).....................................       25,000,000
            GTE Funding, Inc. ($15,500,000 par, maturing 02/05/99,
            yielding 4.82%)..............................................       15,500,000
            Nipsco Capital Markets, Inc. ($23,500,000 par, maturing
            02/05/99, yielding 5.02%)....................................       23,500,000
            Ralston Purina Co. ($31,250,000 par, maturing 02/01/99 to
            02/09/99, yielding 4.95% to 5.00%)...........................       31,250,000
            Rayonier, Inc. ($10,000,000 par, maturing 02/09/99, yielding
            5.02%).......................................................       10,000,000
            Temple Inland, Inc. ($50,000,000 par, maturing 02/02/99 to
            02/23/99, yielding 5.02% to 5.92%)...........................       50,000,000
            Universal Corp. ($56,000,000 par, maturing 02/11/99 to
            02/16/99, yielding 5.02% to 5.06%)...........................       56,000,000
            Western Resources, Inc. ($32,000,000 par, maturing 02/03/99
            to 02/22/99, yielding 4.97% to 5.00%)........................       32,000,000
                                                                            --------------
            TOTAL SHORT-TERM LOAN PARTICIPATIONS.........................      628,945,000
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Value
------------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $879,113,924)..........................................   $  879,113,924
                                                                            --------------
            TOTAL INVESTMENTS  99.0%
            (Cost $7,801,221,748)........................................    7,776,098,477
            OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%..................       75,803,012
                                                                            --------------
            NET ASSETS  100.0%...........................................   $7,851,901,489
                                                                            ==============

NR = Not Rated
+ Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below Investment grade.

(a) This Senior Loan interest is non-income producing.

(b) This Borrower has filed for protection in federal bankruptcy court.

(c) Restricted security.

(d) Non-income producing security as this stock currently does not declare dividends.

 * Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

 ** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $7,801,221,748).....................    $7,776,098,477
Receivables:
  Interest and Fees.........................................        75,306,116
  Fund Shares Sold..........................................        24,759,715
Other.......................................................             9,281
                                                                --------------
      Total Assets..........................................     7,876,173,589
                                                                --------------
LIABILITIES:
Payables:
  Income Distributions......................................         7,830,606
  Investment Advisory Fee...................................         6,186,576
  Distributor and Affiliates................................         2,486,646
  Administrative Fee........................................         1,673,592
  Fund Shares Repurchased...................................           797,339
Accrued Expenses............................................         4,088,474
Deferred Facility Fees......................................           983,118
Trustees' Deferred Compensation and Retirement Plans........           225,749
                                                                --------------
      Total Liabilities.....................................        24,272,100
                                                                --------------
NET ASSETS..................................................    $7,851,901,489
                                                                ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 791,217,837 shares issued and
  outstanding)..............................................    $    7,912,178
Paid in Surplus.............................................     7,905,821,414
Accumulated Undistributed Net Investment Income.............        10,138,427
Net Unrealized Depreciation.................................       (25,123,271)
Accumulated Net Realized Loss...............................       (46,847,259)
                                                                --------------
NET ASSETS..................................................    $7,851,901,489
                                                                ==============
NET ASSET VALUE PER COMMON SHARE ($7,851,901,489 divided by
  791,217,837 shares outstanding)...........................    $         9.92
                                                                ==============

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

             For the Six Months Ended January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $295,703,178
Fees........................................................       3,633,129
Other.......................................................       1,416,662
                                                                ------------
    Total Income............................................     300,752,969
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................      35,781,437
Administrative Fee..........................................       9,665,933
Shareholder Services........................................       3,709,369
Legal.......................................................       1,104,800
Custody.....................................................         360,764
Trustees' Fees and Expenses.................................         158,417
Other.......................................................       1,875,721
                                                                ------------
    Total Expenses..........................................      52,656,441
                                                                ------------
NET INVESTMENT INCOME.......................................    $248,096,528
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................    $(19,580,325)
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      (5,181,222)
  End of the Period.........................................     (25,123,271)
                                                                ------------
Net Unrealized Depreciation During the Period...............     (19,942,049)
                                                                ------------
NET REALIZED AND UNREALIZED LOSS............................    $(39,522,374)
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $208,574,154
                                                                ============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Six Months Ended January 31, 1999
                  and the Year Ended July 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                  Six Months Ended     Year Ended
                                                  January 31, 1999   July 31, 1998
-----------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net Investment Income...........................   $  248,096,528    $  461,572,692
Net Realized Loss...............................      (19,580,325)      (17,725,403)
Net Unrealized Appreciation/Depreciation During
  the Period....................................      (19,942,049)       26,278,934
                                                   --------------    --------------
Change in Net Assets from Operations............      208,574,154       470,126,223
Distributions from Net Investment Income........     (248,711,244)     (461,726,242)
                                                   --------------    --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES....................................      (40,137,090)        8,399,981
                                                   --------------    --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Sold................      932,775,966     1,654,063,711
Value of Shares Issued Through Dividend
  Reinvestment..................................      133,699,433       245,628,149
Cost of Shares Repurchased......................     (487,320,223)     (832,176,219)
                                                   --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS..................................      579,155,176     1,067,515,641
                                                   --------------    --------------
TOTAL INCREASE IN NET ASSETS....................      539,018,086     1,075,915,622
NET ASSETS:
Beginning of the Period.........................    7,312,883,403     6,236,967,781
                                                   --------------    --------------
End of the Period (including accumulated
  undistributed
  net investment income of $10,138,427 and
  $10,753,143, respectively)....................   $7,851,901,489    $7,312,883,403
                                                   ==============    ==============

                                               See Notes to Financial Statements

                            STATEMENT OF CASH FLOWS

             For the Six Months Ended January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


CHANGE IN NET ASSETS FROM OPERATIONS........................    $ 208,574,154
                                                                -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Increase in Investments at Value..........................     (522,173,587)
  Increase in Interest and Fees Receivables.................      (17,539,292)
  Decrease in Receivable for Investments Sold...............        9,271,953
  Decrease in Other Assets..................................           46,315
  Decrease in Deferred Facility Fees........................       (2,290,802)
  Increase in Investment Advisory and Administrative Fees
    Payable.................................................          532,632
  Increase in Distributor and Affiliates Payable............        1,187,308
  Increase in Accrued Expenses..............................           14,140
  Increase in Deferred Compensation and Retirement Plans
    Expenses................................................           69,574
                                                                -------------
    Total Adjustments.......................................     (530,881,759)
                                                                -------------
NET CASH USED FOR OPERATING ACTIVITIES......................     (322,307,605)
                                                                -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................      934,422,994
Payments on Shares Repurchased..............................     (487,891,528)
Decrease in Intra-day Credit Line with Custodian Bank.......       (7,513,945)
Cash Dividends Paid.........................................     (116,709,916)
                                                                -------------
  Net Cash Provided by Financing Activities.................      322,307,605
                                                                -------------
NET INCREASE IN CASH........................................              -0-
Cash at Beginning of the Period.............................              -0-
                                                                -------------
CASH AT END OF THE PERIOD...................................    $         -0-
                                                                =============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated. (Unaudited)
--------------------------------------------------------------------------------

                                     Six Months                 Year Ended July 31,
                                       Ended         -----------------------------------------
                                  January 31, 1999     1998       1997       1996       1995
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period.....................      $ 9.976       $  9.963   $ 10.002   $ 10.046   $ 10.052
                                       -------       --------   --------   --------   --------
  Net Investment Income..........         .323           .675       .701       .735       .756
  Net Realized and Unrealized
    Gain/Loss....................        (.050)          .015      (.042)     (.028)     (.004)
                                       -------       --------   --------   --------   --------
Total from Investment
  Operations.....................         .273           .690       .659       .707       .752
Less Distributions from Net
  Investment Income..............         .325           .677       .698       .751       .758
                                       -------       --------   --------   --------   --------
Net Asset Value, End of the
  Period.........................      $ 9.924       $  9.976   $  9.963   $ 10.002   $ 10.046
                                       =======       ========   ========   ========   ========
Total Return (a).................        2.67%*         7.22%      6.79%      7.22%      7.82%
Net Assets at End of the Period
  (In millions)..................      $7,851.9      $7,312.9   $6,237.0   $4,865.8   $2,530.1
Ratio of Expenses to Average Net
  Assets.........................        1.36%          1.41%      1.42%      1.46%      1.49%
Ratio of Net Investment Income to
  Average
  Net Assets.....................        6.42%          6.81%      7.02%      7.33%      7.71%
Portfolio Turnover (b)...........          21%*           73%        83%        66%        71%

(a) Total Return is based upon net asset value which does not include payment of the contingent deferred sales charge.

(b) Calculation includes the proceeds from repayments and sales of variable rate senior loan interests.

 * Non-Annualized.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Prime Rate Income Trust (the "Trust") is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to United States corporations, partnerships and other entities. The Trust commenced investment operations on October 4, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--The value of the Trust's Variable Rate Senior Loan interests, totaling $6,738,765,358 (85.8% of net assets) is determined in the absence of actual market values by Van Kampen Investment Advisory Corp. (the "Adviser") following guidelines and procedures established, and periodically reviewed, by the Board of Trustees. The value of a Variable Rate Senior Loan interest in the Trust's portfolio is determined with reference to changes in market interest rates and to the creditworthiness of the underlying obligor. In valuing Variable Rate Senior Loan interests, the Adviser considers market quotations and transactions in instruments that the Adviser believes may be comparable to such Variable Rate Senior Loan interests. In determining the relationship between such instruments and the Variable Rate Senior Loan interests, the Adviser considers such factors as the creditworthiness of the underlying obligor, the current interest rate, the interest rate redetermination period and maturity date. To the extent that reliable market transactions in Variable Rate Senior Loan interests have occurred, the Adviser also considers pricing information derived from such secondary market transactions in valuing Variable Rate Senior Loan interests. Because of uncertainty inherent in the valuation process, the estimated value of a Variable Rate Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Variable Rate Senior Loan interest. Equity securities are valued on the basis of prices furnished by

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

pricing services or as determined in good faith by the Adviser. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Facility fees received are recognized as income ratably over the expected life of the loan. Facility fees on senior loans purchased after July 31, 1997, are treated as market discounts. Market premiums and discounts are amortized over the stated life of each applicable security.

D. FEDERAL INCOME TAXES--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 1998, the Trust had an accumulated capital loss carryforward for tax purposes of $3,873,769, which will expire between July 31, 2004 and July 31, 2006. Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of wash sales, past October losses which may not be recognized for tax purposes until the first day of the following fiscal year and losses that were recognized for tax purposes but not for book purposes at the end of the fiscal year.

    At January 31, 1999, for federal income tax purposes cost of long- and short-term investments is $7,804,800,175, the aggregate gross unrealized appreciation is $21,381,523 and the aggregate gross unrealized depreciation is $50,083,221 resulting in net unrealized depreciation of $28,701,698.

E. DISTRIBUTION OF INCOME AND GAINS--The Trust declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly as follows:

                  AVERAGE NET ASSETS                      % PER ANNUM
---------------------------------------------------------------------
First $4.0 billion....................................    .950 of 1%
Next $3.5 billion.....................................    .900 of 1%
Next $2.5 billion.....................................    .875 of 1%
Over $10.0 billion....................................    .850 of 1%

    In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc., the Trust's Administrator, at an annual rate of .25% of the average net assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 1999, the Trust recognized expenses of approximately $181,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    For the six months ended January 31, 1999, the Trust recognized expenses of approximately $43,400 representing Van Kampen Funds Inc. or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust.

    Van Kampen Investor Services Inc., ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Trust. For the six months ended January 31, 1999, the Trust recognized expenses for these services of approximately $2,722,400. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At January 31, 1999 and July 31, 1998, paid in surplus aggregated $7,905,821,414 and $7,327,247,726, respectively.

   Transactions in common shares were as follows:

                                            Six Months Ended     Year Ended
                                            January 31, 1999    July 31, 1998
-----------------------------------------------------------------------------
Beginning Shares...........................   733,069,022        626,018,023
                                              -----------        -----------
Shares Sold................................    93,820,648        165,907,778
Shares Issued Through Dividend
  Reinvestment.............................    13,452,361         24,636,104
Shares Repurchased.........................   (49,124,194)       (83,492,883)
                                              -----------        -----------
Net Increase in Shares Outstanding.........    58,148,815        107,050,999
                                              -----------        -----------
Ending Shares..............................   791,217,837        733,069,022
                                              ===========        ===========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,580,287,355 and $1,455,277,827, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its then outstanding common shares at the then net asset value of the common shares. For the six months ended January 31, 1999, 49,124,194 shares were tendered and repurchased by the Trust.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than five years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be payable to

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Van Kampen. Any early withdrawal charge which is required to be imposed will be made in accordance with the following schedule.

                                                            WITHDRAWAL
                   YEAR OF REPURCHASE                         CHARGE
----------------------------------------------------------------------
First...................................................       3.0%
Second..................................................       2.5%
Third...................................................       2.0%
Fourth..................................................       1.5%
Fifth...................................................       1.0%
Sixth and following.....................................       0.0%

    For the six months ended January 31, 1999, Van Kampen received early withdrawal charges of approximately $6,994,500 in connection with tendered shares of the Trust.

7. COMMITMENTS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $355,102,634 as of January 31, 1999. The Trust generally will maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

    The Trust has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000, which will terminate on April 15, 1999. The proceeds of any borrowing by the Trust under the revolving credit agreement may only be used, directly or indirectly, for liquidity purposes in connection with the consummation of a tender offer by the Trust for its shares. Annual commitment fees of .065% are charged on the unused portion of the credit line. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .375%. There have been no borrowings under this agreement to date. The Trust is currently evaluating alternative credit arrangements to provide additional liquidity for tender offers. The Trust expects that any such arrangements would have customary covenants and default limitations. There can be no assurance that the Trust will enter into future credit arrangements.

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, Selling Participant or other persons interpositioned between the Trust and the borrower.

    At January 31, 1999, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                    PRINCIPAL
                                                     AMOUNT       VALUE
              SELLING PARTICIPANT                     (000)       (000)
-------------------------------------------------------------------------
Lehman Brothers.................................    $100,000     $100,000
Bank of New York................................      52,220       52,235
Bankers Trust...................................      45,331       45,347
Chase Securities Inc............................      10,684       10,685
Donaldson Lufkin Jenrette.......................       9,243        9,240
Canadian Imperial Bank of Commerce..............       3,442        3,444
Goldman Sachs...................................       3,256        3,257
                                                    --------     --------
Total...........................................    $224,176     $224,208
                                                    ========     ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of

Van Kampen Prime Rate Income Trust:

We have audited the accompanying statement of assets and liabilities of Van Kampen Prime Rate Income Trust (the "Trust"), including the portfolio of investments, as of July 31, 1998, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian and selling or agent banks; where replies were not received we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Prime Rate Income Trust as of July 31, 1998, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Chicago, Illinois

September 4, 1998

                            PORTFOLIO OF INVESTMENTS

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS  90.5%
            AEROSPACE/DEFENSE  1.6%
$  7,074    Aerostructures Corp., Term Loan.......................  NR             NR           12/31/03         $    7,074,194
   4,766    Alliant Techsystems, Inc., Term Loan..................  Ba2            BB           03/15/01              4,769,907
   7,500    Fairchild Holding Corp., Term Loan....................  NR             NR           06/18/04              7,500,000
  42,813    Gulfstream Delaware Corp., Term Loan..................  NR             NR           09/30/02             42,825,899
  15,248    K & F Industries, Inc., Term Loan.....................  Ba3            B+           10/15/05             15,247,755
   7,920    Tri-Star, Inc., Term Loan.............................  NR             NR           09/30/03              7,929,384
  27,209    United Defense Industries, Inc., Term Loan............  B1             B+     10/06/05 to 10/06/06       27,207,940
   6,538    Whittaker Corp., Term Loan............................  NR             NR           05/30/03              6,538,464
   2,000    Whittaker Corp., Revolving Credit.....................  NR             NR           05/30/01              2,000,000
                                                                                                                 --------------
                                                                                                                    121,093,543
                                                                                                                 --------------
            AUTOMOTIVE  2.7%
  34,000    American Axle and Manufacturing, Inc., Co., Term
            Loan..................................................  NR             NR           04/30/06             34,000,000
   8,500    American Bumper and Manufacturing Co., Term Loan......  NR             NR           04/30/04              8,507,780
  40,970    Breed Technologies, Inc., Term Loan...................  B1             BB     04/27/04 to 04/27/06       40,970,032
  68,701    Federal Mogul Corp., Term Loan........................  Ba2            NR     12/31/03 to 12/31/05       68,710,580
     379    Federal Mogul Corp., Revolving Credit.................  Ba2            NR           03/12/04                379,562
   4,904    JMS Automotive Rebuilders, Inc., Term Loan............  NR             NR           06/30/04              4,903,681
   7,883    Murray's Discount Auto Stores, Inc., Term Loan........  NR             NR           06/30/03              7,882,625
   9,748    The Plastech Group, Term Loan.........................  NR             NR     04/01/02 to 04/01/04        9,747,576
  20,000    Safelite Glass Corp., Term Loan.......................  Ba3            NR     12/23/04 to 12/23/05       20,000,044
                                                                                                                 --------------
                                                                                                                    195,101,880
                                                                                                                 --------------
            BROADCASTING -- CABLE  7.7%
  19,175    Adelphia Cable Partners, L.P., Revolving Credit.......  Ba2            NR           12/31/03             19,205,696
  22,500    Bresnan Communications Co., L.P., Term Loan...........  NR             NR           03/31/06             22,567,009
   5,910    Cable Systems International, Inc., Term Loan..........  NR             NR           12/31/02              5,912,020
  43,971    Charter Communications Entertainment I, Term Loan.....  NR             NR           06/30/04             43,971,090
  17,500    Charter Communications Entertainment II, Term Loan....  Ba3            NR           12/31/07             17,500,025
  32,000    Charter Communications Entertainment II & Long Beach,
            Term Loan.............................................  Ba3            NR           03/31/06             32,049,512
  47,381    Chelsea Communications, Inc., Term Loan...............  NR             NR           12/31/04             47,381,250
  16,603    Coaxial Communications of Central Ohio, Term Loan.....  NR             NR           12/31/99             16,603,352
  12,000    Encore Investments, Term Loan.........................  NR             NR           06/30/04             12,000,314
  37,000    Falcon Holdings Group, L.P., Term Loan................  Ba3            BB           12/31/07             37,000,057
  15,000    Frontiervision Operating Partners, L.P., Term Loan....  Ba3            BB           03/31/06             15,000,043
  22,361    Garden State Cablevision, L.P., Revolving Credit......  NR             NR           06/30/05             22,358,780
  14,972    Hilton Head Communications, L.P., Revolving Credit....  NR             NR           06/30/03             14,996,182
  11,000    Insight Communication Co., L.P., Term Loan............  NR             NR           03/31/05             11,007,462
   7,360    Insight Communication Co., L.P., Revolving Credit.....  NR             NR           03/31/05              7,367,956
  53,500    InterMedia Partners IV, L.P., Term Loan...............  Ba3            NR     01/01/05 to 12/31/07       53,504,334
  62,427    Marcus Cable Operating Co., Term Loan.................  Ba3            NR     12/31/02 to 04/30/04       62,454,707
   4,171    Marcus Cable Operating Co., Revolving Credit..........  Ba3            NR           12/31/02              4,171,005
   4,426    Mark Twain Cablevision, L.P., Term Loan...............  NR             NR           06/30/04              4,426,981
  23,727    TCI Pacific, Inc., Term Loan..........................  NR             NR           12/31/04             23,725,330
  30,286    Triax Midwest Associates, Term Loan...................  NR             NR     06/30/06 to 06/30/07       30,286,004
     798    Triax Midwest Associates, Revolving Credit............  NR             NR           06/30/06                798,258
  27,029    TW Fanch, Revolving Credit............................  NR             NR           12/31/04             27,065,373
  17,000    UCA Group, Revolving Credit...........................  NR             NR           09/30/03             17,000,318
  15,000    USA Networks, Inc., Term Loan.........................  Ba1            NR           12/31/03             15,000,093
                                                                                                                 --------------
                                                                                                                    563,353,151
                                                                                                                 --------------

                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)
            BROADCASTING -- DIVERSIFIED  1.4%
$ 76,638    Chancellor Broadcasting Co., Term Loan................  Ba1            BB-          06/30/05         $   76,764,326
  23,497    Chancellor Broadcasting Co., Revolving Credit.........  Ba1            BB-          06/30/05             23,571,806
                                                                                                                 --------------
                                                                                                                    100,336,132
                                                                                                                 --------------
            BROADCASTING -- RADIO  0.5%
  35,000    Jacor Communications, Inc., Term Loan.................  Ba2            BB-          12/31/04             34,997,219
                                                                                                                 --------------
            BROADCASTING -- TELEVISION  2.0%
  12,000    Benedek Broadcasting Corp., Term Loan.................  B1             NR     05/01/01 to 11/01/02       12,000,054
  20,000    Black Entertainment Television, Inc., Term Loan.......  NR             NR           06/30/06             20,000,000
   5,000    Lin Television Corp., Term Loan.......................  Ba3            B-           03/31/07              4,999,794
  43,421    NTL Group (UK), Inc., Term Loan.......................  NR             NR           12/31/05             43,421,166
  66,000    Sinclair Broadcasting, Term Loan......................  Ba2            BB-          09/15/05             66,000,440
                                                                                                                 --------------
                                                                                                                    146,421,454
                                                                                                                 --------------
            BUILDINGS & REAL ESTATE  0.7%
  50,000    Walter Industries, Inc., Term Loan....................  NR             NR           10/15/03             49,998,394
                                                                                                                 --------------
            CHEMICAL, PLASTICS & RUBBER  3.3%
  11,283    Cedar Chemical Corp., Term Loan.......................  NR             NR           10/30/03             11,287,698
  10,581    Foamex, L.P., Term Loan...............................  Ba3            B+     06/30/05 to 06/30/06       10,585,600
   5,276    Foamex, L.P., Revolving Credit........................  Ba3            B+           06/12/03              5,277,046
  10,000    Harris Specialty Chemicals, Inc., Term Loan...........  NR             NR           03/31/06             10,000,000
  14,409    High Performance Plastics, Inc., Term Loan............  NR             NR           03/31/05             14,409,091
  58,310    Huntsman Group Holdings, Term Loan....................  Ba2            NR     12/31/02 to 12/31/05       58,319,167
  10,762    Huntsman Group Holdings, Revolving Credit.............  Ba2            NR           12/31/02             10,761,845
  19,800    Huntsman Specialty Chemical Corp., Term Loan..........  Ba2            NR     03/15/04 to 03/15/05       19,806,383
   5,102    NEN Acquisition, Inc., Term Loan......................  NR             NR           03/31/05              5,118,605
   9,900    Pioneer Americas Acquisition Corp., Term Loan.........  B2             B+           12/31/06              9,903,972
  12,033    Reid Plastics, Inc., Term Loan........................  NR             NR           11/12/03             12,044,728
  43,021    Sterling Chemicals, Inc., Term Loan...................  Ba3            NR           09/30/04             42,989,054
  11,807    Texas Petrochemicals Corp., Term Loan.................  Ba3            BB-    06/30/01 to 06/30/04       11,808,670
   1,476    Texas Petrochemicals Corp., Revolving Credit..........  Ba3            BB-          12/31/02              1,475,593
   6,538    TruSeal Technologies, Inc., Term Loan.................  NR             NR           06/30/04              6,536,586
   8,180    Vinings Industries, Inc., Term Loan...................  NR             NR           03/31/05              8,179,988
                                                                                                                 --------------
                                                                                                                    238,504,026
                                                                                                                 --------------
            COMMUNICATIONS -- TELEPHONE  0.2%
   4,750    International Data Response Corp., Term Loan..........  NR             NR     12/31/01 to 12/31/02        4,759,044
   7,155    Mitel Corp., Term Loan................................  NR             NR           12/26/03              7,155,000
                                                                                                                 --------------
                                                                                                                     11,914,044
                                                                                                                 --------------
            CONSTRUCTION MATERIALS  1.9%
  22,796    Behr Process Corp., Term Loan.........................  NR             NR     03/31/02 to 03/31/05       22,802,929
   1,588    Behr Process Corp., Revolving Credit..................  NR             NR           03/31/02              1,588,078
   1,639    Brand Scaffold Services, Inc., Term Loan..............  B1             NR           09/30/02              1,644,625
  10,000    Dayton Superior Corp., Term Loan......................  NR             NR           09/29/05             10,000,084
   6,833    Enclosures Holding Co., Term Loan.....................  NR             NR           02/28/05              6,925,478
  13,671    Falcon Building Products, Inc., Term Loan.............  B1             B+           06/30/05             13,695,671
  59,549    National Gypsum Co., Term Loan........................  NR             NR           09/20/03             59,548,756
   4,655    Panolam Industries, Inc., Term Loan...................  NR             NR           10/31/02              4,654,916
   6,973    Reliant Building Products, Inc., Term Loan............  B1             B+           03/31/04              6,973,479
  14,925    Werner Holding Co., Inc., Term Loan...................  Ba3            B+     11/30/04 to 11/30/05       14,924,503
                                                                                                                 --------------
                                                                                                                    142,758,519
                                                                                                                 --------------


                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)
            CONTAINERS, PACKAGING & GLASS  3.9%
$ 25,000    Dr. Pepper Bottling Holdings, Inc., Term Loan.........  NR             NR           12/31/05         $   25,000,000
   8,373    Fleming Packaging Corp., Term Loan....................  NR             NR           08/30/04              8,372,500
   9,967    Graham Packaging Co., Term Loan.......................  B1             B+     01/31/06 to 01/31/07        9,966,400
  30,000    Huntsman Packaging Corp., Term Loan...................  Ba2            BB-    09/30/05 to 09/30/06       30,000,000
  29,850    IPC, Inc., Term Loan..................................  B1             NR           10/02/04             29,850,331
 163,244    Stone Container Corp., Term Loan......................  Ba3            B+     04/01/00 to 10/01/03      163,619,032
   3,639    Stone Container Corp., Revolving Credit...............  Ba3            B+           05/15/99              3,639,468
   8,051    Stronghaven, Inc., Term Loan..........................  NR             NR           05/15/04              8,059,566
   7,182    Tekni-Plex, Inc., Term Loan...........................  B1             B+           03/03/06              7,182,000
                                                                                                                 --------------
                                                                                                                    285,689,297
                                                                                                                 --------------
            DIVERSIFIED MANUFACTURING  2.3%
   4,024    Advanced Accessory Systems, LLC, Term Loan............  B1             B+           10/30/04              4,024,443
   9,000    CII Carbon, LLC, Term Loan............................  NR             NR           06/25/08              9,003,360
   6,406    ConMed Corp., Term Loan...............................  B1             BB-          12/30/04              6,405,629
   7,425    Desa International, Term Loan.........................  Ba3            B+           12/26/04              7,425,002
  52,500    Evenflo & Spalding Holdings Corp., Term Loan..........  Ba3            B-     09/30/03 to 03/30/06       51,455,013
   7,450    Evenflo & Spalding Holdings Corp., Revolving Credit...  Ba3            B-           09/30/03              7,300,999
  25,838    International Wire Group, Inc., Term Loan.............  B1             NR           09/30/03             25,850,749
  10,833    Intesys Technologies, Inc., Term Loan.................  NR             NR     06/30/04 to 06/30/06       10,833,351
     763    Intesys Technologies, Inc., Revolving Credit..........  NR             NR           06/30/06                762,671
   8,782    M.W. Manufacturers, Term Loan.........................  NR             NR           09/15/02              8,782,483
   8,500    Neenah Foundry Co., Term Loan.........................  Ba3            BB-          09/30/05              8,500,000
  24,896    UCAR International, Inc., Term Loan...................  Ba2            B-           12/31/02             24,903,744
   6,161    U.F. Acquisition, Term Loan...........................  NR             NR           12/15/02              6,161,250
                                                                                                                 --------------
                                                                                                                    171,408,694
                                                                                                                 --------------
            ECOLOGICAL  1.4%
 100,400    Safety-Kleen Corp., Term Loan.........................  Ba3            BB     04/03/05 to 04/03/06      100,400,381
                                                                                                                 --------------
            EDUCATION & CHILD CARE  0.2%
   8,690    Kindercare Learning Centers, Inc., Term Loan..........  Ba3            B+           03/21/06              8,690,000
   5,000    La Petite Academy, Inc., Term Loan....................  B2             B            05/11/05              5,000,052
                                                                                                                 --------------
                                                                                                                     13,690,052
                                                                                                                 --------------
            ELECTRONICS  3.3%
  14,925    Alliance Imaging, Inc., Term Loan.....................  B1             B+     12/18/03 to 06/18/04       14,924,340
  22,252    Amphenol Corp., Term Loan.............................  Ba3            B+     10/03/04 to 05/19/06       22,244,225
   6,738    Banker's Systems, Inc., Term Loan.....................  NR             NR           11/01/02              6,737,500
   7,268    Beltone Electronics, Inc., Term Loan..................  NR             NR     10/31/03 to 10/31/04        7,267,582
   9,205    Berg Electronics, Inc., Term Loan.....................  Ba3            NR           06/30/03              9,204,172
   5,850    Berg Electronics, Inc., Revolving Credit..............  Ba3            NR           06/30/03              5,850,011
  10,894    Chatham Technologies Acquisition, Inc., Term Loan.....  NR             NR     08/18/03 to 08/18/05       10,894,175
   5,888    Claricom, Inc., Term Loan.............................  NR             NR           11/30/02              5,887,963
   7,000    Control Data Systems, Inc., Term Loan.................  NR             NR           11/26/00              7,000,012
  43,768    DecisionOne Corp., Term Loan..........................  B1             B+     08/07/03 to 08/07/05       43,768,158
  17,143    Fairchild Semiconductor Corp., Term Loan..............  Ba3            BB           03/11/03             17,141,305
   5,400    Fisher Scientific International, Inc., Term Loan......  Ba3            B+     01/21/05 to 01/21/06        5,501,762
  15,451    Graphic Controls Corp., Term Loan.....................  B1             NR           09/28/03             15,393,342
   3,981    Labtec, Inc., Term Loan...............................  NR             NR           10/07/04              3,980,921
   8,358    Rowe International, Inc., Term Loan (a)...............  NR             NR           03/31/00              7,104,583
   8,786    Sarcom, Inc., Term Loan...............................  NR             NR           12/31/02              8,805,564
  25,000    Sterling Diagnostic Imaging, Inc., Term Loan..........  NR             NR           09/30/05             25,000,000



                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
           VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)
           ELECTRONICS (CONTINUED)
$ 13,707   Viasystems, Inc., Term Loan...........................  B1            B+    03/31/04 to 06/30/05   $   13,714,170
      91   Viasystems, Inc., Revolving Credit....................  B1            B+          12/31/02                 90,506
   2,500   Wavetek Corp., Term Loan..............................  Ba3           BB-         12/15/02              2,500,026
     500   Wavetek Corp., Revolving Credit.......................  Ba3           BB-         12/15/02                500,005
   4,925   WGL Acquisition Corp., Term Loan......................  NR            NR          07/30/04              4,925,000
                                                                                                              --------------
                                                                                                                 238,435,322
                                                                                                              --------------
           ENTERTAINMENT/LEISURE  4.3%
  24,886   AMF Group, Inc., Term Loan............................  Ba2           BB-   03/31/03 to 03/31/04       24,879,867
  21,500   ASC Network Corp., Term Loan..........................  NR            NR          05/31/06             21,500,000
   2,500   Camelot Music Holdings, Inc., Revolving Credit........  NR            NR          01/27/02              2,500,000
  33,000   Fleer Corp., Term Loan (a) (b)........................  NR            NR          02/28/02             24,750,000
  20,000   Florida Panthers Holding, Inc., Term Loan.............  NR            NR          12/15/98             20,000,000
   7,920   KSL Recreation Group, Inc., Term Loan.................  B2            B+    04/30/05 to 04/30/06        7,927,479
   4,503   KSL Recreation Group, Inc., Revolving Credit..........  B2            B+          04/30/04              4,502,783
  79,000   Metro-Goldwyn-Mayer, Inc., Term Loan..................  Ba1           NR    03/31/05 to 03/31/06       79,000,000
  28,080   Metro-Goldwyn-Mayer, Inc., Revolving Credit...........  Ba1           NR          09/30/03             28,080,273
   7,000   Regal Cinemas, Inc., Term Loan........................  Ba3           BB-   05/27/06 to 05/27/07        7,000,000
   9,646   RTI Funding Corp., Term Loan..........................  NR            NR    02/08/03 to 02/08/04        9,645,988
  10,000   SFX Entertainment, Inc., Term Loan....................  B1            BB-         03/31/06             10,000,027
   6,700   Sportcraft, Ltd., Term Loan...........................  NR            NR          12/31/02              6,700,000
  46,819   Viacom, Inc., Term Loan...............................  Ba2           BB+   04/01/02 to 07/01/02       46,837,385
   4,152   Viacom, Inc., Revolving Credit........................  Ba2           BB+         07/01/02              4,156,049
  15,000   WestStar Cinemas, Inc., Term Loan.....................  NR            NR          09/30/05             15,000,000
                                                                                                              --------------
                                                                                                                 312,479,851
                                                                                                              --------------
           FARMING & AGRICULTURE  0.4%
   9,628   CBP Resources, Inc., Term Loan........................  NR            NR          09/30/03              9,628,170
   8,977   Seminis, Inc., Term Loan..............................  NR            NR    12/31/03 to 12/31/04        8,977,005
   4,937   Walco International, Inc., Term Loan..................  NR            NR          03/31/04              4,945,000
   3,416   Windy Hill Pet Food Co., Inc., Term Loan..............  Ba3           BB-         12/31/03              3,422,921
     151   Windy Hill Pet Food Co., Inc., Revolving Credit.......  Ba3           BB-         12/31/03                152,863
                                                                                                              --------------
                                                                                                                  27,125,959
                                                                                                              --------------
           FINANCE  7.4%
   1,586   Ark Asset Holdings, Inc., Term Loan...................  NR            NR          11/30/01              1,586,008
  14,000   Blackstone Capital Co., Term Loan.....................  NR            NR          05/31/99             14,010,310
  25,000   Bridge Information Systems, Inc., Term Loan...........  NR            NR          05/27/05             25,000,000
  65,458   HM/RB Partners, L.P., Term Loan.......................  NR            NR          12/31/98             65,457,611
  45,500   Mafco Finance Corp., Term Loan........................  NR            NR          04/28/00             45,500,000
   6,240   Mafco Finance Corp., Revolving Credit.................  NR            NR          04/28/00              6,240,016
  39,982   OSI Holdings Corp., Term Loan.........................  B2            NR          10/15/04             39,981,042
  37,490   Patriot American Hospitality, Inc., Term Loan.........  NR            NR    03/31/99 to 03/31/03       37,488,577
  65,000   Paul G. Allen, Term Loan..............................  NR            NR          06/10/03             64,998,874
 131,159   Starwood Hotels and Resorts, Inc., Term Loan..........  NR            NR    02/23/99 to 02/23/03      131,159,105
 107,899   Ventas Realty Ltd., Inc., Term Loan...................  NR            NR          04/30/03            107,886,471
                                                                                                              --------------
                                                                                                                 539,308,014
                                                                                                              --------------
           FOOD/BEVERAGE  1.5%
  11,500   Amerifoods Cos., Inc., Term Loan......................  NR            NR    06/30/99 to 06/30/02       10,925,000
   9,097   Edwards Baking Corp., Term Loan.......................  NR            NR    09/30/03 to 09/30/05        9,096,864
  12,500   Favorite Brands International, Inc., Term Loan........  B2            B           05/19/05             12,500,000

                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)

           FOOD/BEVERAGE (CONTINUED)
$ 20,337   Fleming Cos., Inc., Term Loan.........................  Ba3           B+          07/25/04         $   20,397,673
   6,176   Fleming Cos., Inc., Revolving Credit..................  Ba3           B+          07/25/03              6,307,373
   7,500   Leon's Bakery, Inc., Term Loan........................  NR            NR          05/02/05              7,500,000
   7,257   Mistic Brands, Inc., Term Loan........................  NR            NR    06/01/04 to 06/01/05        7,257,057
   5,700   Southern Foods Group, Inc., Term Loan.................  Ba3           BB-         02/28/06              5,700,004
  22,898   Stroh Brewery Co., Term Loan..........................  NR            NR          06/30/03             22,897,740
   5,550   Windsor Quality Food Co., Ltd., Term Loan.............  NR            NR          12/31/01              5,550,431
                                                                                                              --------------
                                                                                                                 108,132,142
                                                                                                              --------------
           FOOD STORES/GROCERY  1.5%
  42,756   Bruno's, Inc., Term Loan (a) (b)......................  Caa2          NR    12/02/03 to 04/15/05       38,039,434
   4,830   Bruno's, Inc., Revolving Credit (a) (b)...............  Caa2          NR          12/02/03              4,294,150
  12,464   Eagle Family Foods, Inc., Term Loan...................  B1            B+          12/31/05             12,464,338
   4,592   Harvest Foods, Inc., Term Loan (a) (b)................  NR            NR          06/30/02                 91,830
  30,954   Pathmark Stores, Inc., Term Loan......................  B1            B+    06/15/01 to 12/15/01       30,987,966
   3,636   Pathmark Stores, Inc., Revolving Credit...............  B1            B+          06/15/01              3,660,949
   8,474   Randall's Food Markets, Inc., Term Loan...............  Ba3           B+          06/27/06              8,473,905
   1,014   Randall's Food Markets, Inc., Revolving Credit........  Ba3           B+          06/27/04              1,014,089
   8,391   Star Markets Co., Inc., Term Loan.....................  Ba3           NR    12/31/02 to 12/31/03        8,395,532
   2,574   Star Markets Co., Inc., Revolving Credit..............  Ba3           NR          12/31/01              2,574,222
                                                                                                              --------------
                                                                                                                 109,996,415
                                                                                                              --------------
           HEALTH CARE & BEAUTY AIDS  1.4%
   7,180   Chattem, Inc., Term Loan..............................  Ba2           NR          02/14/04              7,177,281
  17,216   Mary Kay Cosmetics, Inc., Term Loan...................  NR            NR          03/06/04             17,239,037
     214   Mary Kay Cosmetics, Inc., Revolving Credit............  NR            NR          03/06/04                219,013
  24,750   Playtex Products, Inc., Term Loan.....................  Ba2           BB          09/15/03             24,762,453
  54,725   Revlon Consumer Products Corp., Term Loan.............  Ba3           BB-         05/30/02             54,759,540
                                                                                                              --------------
                                                                                                                 104,157,324
                                                                                                              --------------
           HEALTHCARE  10.8%
   6,500   Charter Behavioral, Revolving Credit..................  NR            NR          06/17/02              6,521,986
  58,987   Community Health Systems, Inc., Term Loan.............  NR            NR    12/31/03 to 12/31/05       58,987,066
  50,836   Dade International, Inc., Term Loan...................  B1            NR    12/31/02 to 12/31/04       50,833,800
  26,865   Extendicare Health Services, Inc., Term Loan..........  Ba3           B+          12/31/03             26,865,189
  27,397   FPA Medical Management, Inc., Term Loan(b)............  Caa3          D           09/30/01             21,937,560
   3,310   FPA Medical Management, Inc., Debtor in Possession(b).  Caa3          D           02/01/09              3,310,000
  30,398   Genesis Healthcare Ventures, Inc., Term Loan..........  Ba3           B+    09/30/04 to 06/01/05       30,398,333
 150,000   Integrated Health Services, Inc., Term Loan...........  Ba3           B+    09/15/04 to 12/31/05      150,000,000
   8,955   Kinetic Concepts, Inc., Term Loan.....................  Ba3           B+    12/31/04 to 12/31/05        8,955,038
  50,000   Magellan Health Services, Inc., Term Loan.............  B1            B+          02/12/05             50,043,973
   6,714   Medical Specialties Group, Inc., Term Loan............  NR            NR    06/30/01 to 06/30/04        6,714,775
  11,000   Mediq/PRN Life Support Services, Inc., Term Loan......  B1            B+          06/30/06             11,009,847
  16,230   MedPartners, Inc., Term Loan..........................  Ba3           BB-         05/31/01             16,229,793
   3,536   MedPartners, Inc., Revolving Credit...................  Ba3           BB-         05/31/01              3,535,718
  15,209   Multicare Companies, Inc., Term Loan..................  B1            B+    09/30/04 to 06/01/05       15,208,750
  45,000   National Medical Care, Inc., Term Loan................  Ba1           BB          09/30/03             45,072,780
  13,500   Oxford Health Plans, Inc., Term Loan..................  B3            NR          05/15/03             13,500,012
  25,000   Paragon Health Network, Inc., Term Loan...............  Ba3           B+    03/31/05 to 03/31/06       25,000,000
  35,142   Quest Diagnostics, Inc., Term Loan....................  Ba3           BB+   12/05/02 to 06/30/06       35,186,936
   7,940   SMT Health Services, Inc., Term Loan..................  NR            NR          08/30/03              7,939,863

                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)

           HEALTHCARE (CONTINUED)
$ 49,704   Sun Healthcare Group, Inc., Term Loan.................  Ba3           B+    11/12/04 to 11/12/05   $   49,709,375
  90,000   Total Renal Care Holdings, Inc., Term Loan............  Ba2           NR          03/31/08             90,000,000
  61,111   Vencor, Inc., Term Loan...............................  B1            B+          01/15/05             61,111,220
                                                                                                              --------------
                                                                                                                 788,072,014
                                                                                                              --------------
           HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
           CONSUMER PRODUCTS  1.7%
  13,000   Corning Consumer Products, Co., Term Loan.............  B1            BB-         10/09/06             13,000,000
  50,765   Dal-Tile Group, Inc., Term Loan.......................  NR            NR    12/31/02 to 12/31/03       50,858,413
   4,582   Dal-Tile Group, Inc., Revolving Credit................  NR            NR          12/31/02              4,583,515
  34,000   Furniture Brands International, Inc., Term Loan.......  NR            NR          06/30/07             34,014,648
  20,834   Imperial Home Decor Group, Inc., Term Loan............  B1            B+    03/12/04 to 03/13/06       20,834,026
   2,252   Imperial Home Decor Group, Inc., Revolving Credit.....  B1            B+          03/12/04              2,252,252
                                                                                                              --------------
                                                                                                                 125,542,854
                                                                                                              --------------
           HOTELS, MOTELS, & GAMING  0.8%
  41,000   Aladdin Gaming, LLC, Term Loan........................  B2            NR          02/26/08             41,000,000
   9,759   Alliance Gaming Corp., Term Loan......................  B2            NR          01/31/05              9,758,833
   2,143   Alliance Gaming Corp., Delayed Draw Term Loan.........  B1            BB          01/31/05              2,142,783
   4,941   Las Vegas Sands, Inc., Term Loan......................  NR            B+          11/30/03              4,941,236
     780   Las Vegas Sands, Inc., Revolving Credit...............  NR            B+          11/30/03                779,836
                                                                                                              --------------
                                                                                                                  58,622,688
                                                                                                              --------------
           INSURANCE  0.2%
  17,500   BRW Acquisition, Inc., Term Loan......................  NR            NR    07/10/06 to 07/10/07       17,500,000
                                                                                                              --------------
           MACHINERY  0.4%
   9,500   Alliance Laundry Systems, LLC, Term Loan..............  B1            B+          06/30/05              9,501,790
  15,000   Ocean Rig (Norway), Term Loan.........................  NR            NR          06/01/08             15,000,700
   5,916   RIGCO N. A., LLC, Term Loan...........................  NR            NR          09/30/98              5,919,724
                                                                                                              --------------
                                                                                                                  30,422,214
                                                                                                              --------------
           MINING, STEEL, IRON, & NON-PRECIOUS METALS  0.4%
  10,195   Alliance Coal Corp., Term Loan........................  NR            NR    12/31/01 to 12/31/02       10,199,370
   5,486   Earle M. Jorgensen, Term Loan.........................  B1            B+          03/31/04              5,507,098
   9,603   Fairmont Minerals Ltd., Term Loan.....................  NR            NR          02/25/05              9,602,396
   4,997   Global Metal Technologies, Inc., Term Loan............  NR            NR          03/13/05              4,996,202
                                                                                                              --------------
                                                                                                                  30,305,066
                                                                                                              --------------
           NATURAL RESOURCES -- COAL  0.1%
   4,711   Centennial Resources, Inc., Term Loan.................  NR            NR    03/31/02 to 03/31/04        4,248,201
                                                                                                              --------------
           NON-DURABLE CONSUMER PRODUCTS  0.1%
   4,045   Homemaker Industries, Inc., Term Loan.................  NR            NR          06/30/04              4,053,574
                                                                                                              --------------
           PAPER & FOREST PRODUCTS  0.9%
  24,509   Crown Paper Co., Term Loan............................  Ba3           BB          08/23/02             24,512,546
   3,258   Crown Paper Co., Revolving Credit.....................  Ba3           BB          08/23/02              3,259,818
   4,000   CST/Office Products Corp., Term Loan..................  NR            NR          12/31/01              4,003,767
  15,000   Le Group Forex, Inc., Term Loan.......................  NR            BB          06/30/05             15,000,000
  17,156   Paper Acquisition Corp., Term Loan....................  NR            NR          06/17/01             17,156,190
                                                                                                              --------------
                                                                                                                  63,932,321
                                                                                                              --------------
           PERSONAL & MISCELLANEOUS SERVICES  0.5%
   9,150   Arena Brands, Inc., Term Loan.........................  NR            NR          06/01/02              9,150,000
     600   Arena Brands, Inc., Revolving Credit..................  NR            NR          06/01/02                600,000
  22,795   Boyds Collection Ltd., Term Loan......................  Ba3           B+          04/21/06             22,795,022

                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)

           PERSONAL & MISCELLANEOUS SERVICES (CONTINUED)
$  4,786   Smarte Carte Corp., Term Loan.........................  NR            NR          06/30/03         $    4,790,084
                                                                                                              --------------
                                                                                                                  37,335,106
                                                                                                              --------------
           PHARMACEUTICALS  0.4%
  17,167   Endo Pharmaceuticals, Inc., Term Loan.................  NR            NR          06/30/04             17,166,717
  11,726   King Pharmaceuticals, Inc., Term Loan.................  NR            NR          02/27/04             11,725,916
                                                                                                              --------------
                                                                                                                  28,892,633
                                                                                                              --------------
           PRINTING/PUBLISHING  4.2%
  15,000   Advanstar Communications, Term Loan...................  Ba3           B+          04/30/05             15,000,000
  13,889   ADVO, Inc., Term Loan.................................  NR            NR          09/29/03             13,889,458
  35,000   American Media Operations, Inc., Term Loan............  Ba2           BB-         03/31/04             35,000,094
   9,950   Bear Island Paper Co., LLC, Term Loan.................  Ba3           B+          12/31/05              9,949,705
   9,000   Cygnus Publishing, Inc., Term Loan....................  NR            NR          06/05/05              9,018,267
  60,000   Journal Register Co., Term Loan.......................  Ba1           BB+         09/30/06             60,000,000
  32,385   Morris Communications, Inc., Term Loan................  NR            NR    03/31/04 to 06/30/05       32,393,080
  34,315   Outdoor Systems, Inc., Term Loan......................  Ba2           BB-         06/30/04             34,323,366
  19,000   PRIMEDIA, Inc., Term Loan.............................  Ba3           NR          06/30/04             19,001,836
   7,429   TransWestern Publishing, L.P., Term Loan..............  Ba3           B+          10/01/04              7,429,412
   7,845   Von Hoffman Press, Inc., Term Loan....................  B1            B+    05/30/03 to 05/30/05        7,852,215
   2,016   Von Hoffman Press, Inc., Revolving Credit.............  B1            B+          05/30/03              2,016,000
   5,000   Yellow Book USA, L.P., Term Loan......................  NR            NR    12/15/05 to 12/05/06        5,000,000
  45,000   Ziff-Davis Publishing, Inc., Term Loan................  Ba2           BB          03/31/05             45,000,000
   9,975   21st Century Newspaper, Inc., Term Loan...............  NR            NR          09/15/05              9,973,953
                                                                                                              --------------
                                                                                                                 305,847,386
                                                                                                              --------------
           RESTAURANTS & FOOD SERVICE  1.9%
  12,500   Applebee's International, Inc., Term Loan.............  Ba3           NR          03/31/06             12,500,429
   5,657   California Pizza Kitchen, Inc., Term Loan.............  NR            NR          09/30/04              5,657,250
     943   Carvel Corp., Term Loan...............................  NR            NR          12/31/98                848,403
  37,730   CKE Restaurants, Inc., Term Loan......................  Ba2           NR          04/15/03             37,730,196
   9,893   IM Stadium, Inc., Term Loan...........................  NR            NR    12/31/02 to 12/31/03        9,892,833
   5,932   Jet Plastica Industries, Inc., Term Loan..............  NR            NR    12/31/02 to 12/31/04        5,944,157
  42,253   S.C International Services, Inc., Term Loan...........  Ba3           NR          08/28/02             42,252,500
  26,275   Shoney's, Inc., Term Loan.............................  Ba3           NR          04/30/02             26,275,244
                                                                                                              --------------
                                                                                                                 141,101,012
                                                                                                              --------------
           RETAIL -- CATALOG  0.0%
   2,267   Brylane, L.P., Term Loan..............................  Ba2           NR          10/20/02              2,266,667
     860   Brylane, L.P., Revolving Credit.......................  Ba2           NR          06/30/02                860,017
                                                                                                              --------------
                                                                                                                   3,126,684
                                                                                                              --------------
           RETAIL -- LUXURY GOODS  0.1%
   9,321   Ebel USA, Inc., Term Loan.............................  NR            NR          09/30/01              9,322,247
                                                                                                              --------------
           RETAIL -- OFFICE PRODUCTS  0.7%
   6,386   Identity Group, Inc., Term Loan.......................  NR            NR          11/22/03              6,392,008
  45,000   U.S. Office Products Co., Term Loan...................  B1            B-          06/09/06             45,000,235
                                                                                                              --------------
                                                                                                                  51,392,243
                                                                                                              --------------
           RETAIL -- OIL & GAS  0.2%
  11,900   TravelCenters of America, Inc., Term Loan.............  Ba2           BB          03/31/05             11,915,060
                                                                                                              --------------
           RETAIL -- SPECIALTY  0.2%
   7,083   Hollywood Entertainment Corp., Revolving Credit.......  Ba3           NR          09/05/02              7,083,330
   7,952   Luxottica Group SPA, Term Loan........................  NR            NR          06/30/01              7,952,383
                                                                                                              --------------
                                                                                                                  15,035,713
                                                                                                              --------------
           RETAIL -- STORES  1.1%
  11,500   Advance Stores Inc., Term Loan........................  NR            NR          04/15/06             11,500,199

                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)

           RETAIL -- STORES (CONTINUED)
$ 17,086   Color Tile, Inc., Term Loan...........................  NR            NR          12/31/98         $    6,663,504
   5,897   Kirkland's Holdings, Term Loan........................  NR            NR          06/30/02              5,898,978
   7,500   Nebraska Book Co., Inc., Term Loan....................  B1            B+          03/31/06              7,500,010
  24,407   Payless Cashways, Inc., Term Loan.....................  B3            NR          11/30/02             24,406,856
   5,700   Payless Cashways, Inc., Revolving Credit..............  B3            NR          05/31/02              5,700,006
  15,702   Peebles, Inc., Term Loan..............................  NR            NR          06/09/02             15,699,633
   4,922   Vitamin Shoppe Industries, Inc., Term Loan............  NR            NR          05/15/04              4,921,857
                                                                                                              --------------
                                                                                                                  82,291,043
                                                                                                              --------------
           TELECOMMUNICATIONS -- CELLULAR  3.4%
  10,000   American Cellular Wireless, Inc., Term Loan...........  B2            NR          06/30/07             10,002,667
 100,000   BCP SP Ltd., Term Loan................................  NR            NR          03/16/00             99,000,420
  75,000   Cellular, Inc., Financial Corp. (CommNet), Term
           Loan..................................................  B1            B     09/18/06 to 09/18/07       75,001,104
  65,000   Western Wireless Corp., Term Loan.....................  B1            NR          03/31/05             65,000,101
                                                                                                              --------------
                                                                                                                 249,004,292
                                                                                                              --------------
           TELECOMMUNICATIONS -- HYBRID  1.5%
  21,120   Atlantic Crossing, Term Loan..........................  NR            NR          11/30/02             21,120,151
  90,000   Nextel Finance Co., Term Loan.........................  Ba3           B-          09/30/06             90,001,092
   2,870   Nextel Finance Co., Term Loan (Argentina).............  Ba3           B-          03/31/03              2,870,034
                                                                                                              --------------
                                                                                                                 113,991,277
                                                                                                              --------------
           TELECOMMUNICATIONS -- PERSONAL COMMUNICATION
           SYSTEMS  4.9%
  50,000   Cox Communications, Inc., Term Loan...................  Baa2          NR          12/31/06             49,995,848
  74,822   Omnipoint Communications, Inc., Term Loan.............  B2            B           02/17/06             74,822,229
  11,000   Powertel PCS, Inc., Revolving Credit..................  NR            NR          03/31/06             11,000,000
  78,775   Sprint Spectrum L.P., Term Loan.......................  Ba1           NR          01/31/02             78,847,703
  70,000   Sprint, Lucent Technologies Vendor Facility, Term
           Loan..................................................  NR            NR          06/30/01             70,180,074
  50,000   Sprint, Northern Telecom Vendor Facility, Term Loan...  NR            NR          03/31/05             50,252,588
  21,000   Triton PCS, Inc., Term Loan...........................  B1            B           05/04/07             21,000,000
                                                                                                              --------------
                                                                                                                 356,098,442
                                                                                                              --------------
           TELECOMMUNICATIONS -- WIRELESS MESSAGING  2.2%
  28,105   Arch Communications, Inc., Term Loan..................  B3            B-    12/31/02 to 06/30/06       28,108,136
  30,412   Iridium Operating LLC, Term Loan......................  B2            B           12/31/98             30,412,502
  12,500   Metrocall, Inc., Term Loan............................  B1            B           12/31/04             12,500,035
   3,916   Metrocall, Inc., Revolving Credit.....................  B1            B           12/31/04              3,981,840
  64,005   Mobilemedia Communications, Inc., Term Loan...........  NR            NR    06/30/02 to 06/30/03       64,006,982
   2,555   Mobilemedia Communications, Inc., Revolving Credit....  NR            NR          06/30/02              2,555,872
   9,500   Teletouch Communications, Inc., Term Loan.............  NR            NR          11/30/05              9,500,059
  11,000   TSR Wireless LLC, Term Loan...........................  NR            NR          06/30/05             10,999,698
                                                                                                              --------------
                                                                                                                 162,065,124
                                                                                                              --------------
           TEXTILES & LEATHER  1.1%
  11,213   American Marketing Industries, Inc., Term Loan........  NR            NR          11/30/02             11,212,500
   8,910   GFSI, Inc., Term Loan.................................  NR            NR          03/31/04              8,914,031
  14,913   Joan Fabrics Corp., Term Loan.........................  NR            NR    06/30/05 to 06/30/06       14,913,158
  13,392   Johnston Industries, Inc., Term Loan..................  NR            NR          07/01/00             13,391,679
   9,925   Norwood Promotional Products, Inc., Term Loan.........  NR            NR          08/28/04              9,924,575
  10,783   Polyfibron Technologies, Inc., Term Loan..............  NR            NR          12/28/03             10,790,749
   6,512   Simmons Co., Term Loan................................  Ba3           NR          03/31/03              6,512,466
   6,984   William Carter Co., Term Loan.........................  Ba3           BB-         10/30/03              6,988,949
                                                                                                              --------------
                                                                                                                  82,648,107
                                                                                                              --------------

                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal                                                           Bank Loan Ratings+
 Amount                                                             Moody's        S&P           Stated
  (000)                            Borrower                             (Unaudited)            Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)
            TRANSPORTATION -- CARGO  1.4%
$ 28,695    Atlas Freighter Leasing, Inc., Term Loan..............  Ba3            NR     05/29/04 to 06/30/04   $   28,707,711
   9,975    CTC Distribution Services, LLC, Term Loan.............  NR             NR           02/15/06              9,975,083
  39,245    Evergreen International Aviation, Inc., Term Loan.....  Ba3            NR     05/31/02 to 05/31/03       39,321,652
   7,550    Gemini Air Cargo, Inc., Term Loan.....................  B1             NR           12/12/02              7,550,000
   7,500    North American Van Lines, Inc., Term Loan.............  NR             NR           03/30/05              7,500,000
   9,000    OmniTrax Railroads, LLC, Term Loan....................  NR             NR           05/14/05              9,000,070
                                                                                                                 --------------
                                                                                                                    102,054,516
                                                                                                                 --------------
            TRANSPORTATION -- MANUFACTURING COMPONENTS  0.5%
  27,860    Cambridge Industries, Inc., Term Loan.................  B1             NR           06/30/05             27,876,493
   9,250    Eagle-Picher Industries, Inc., Term Loan..............  B1             B+     08/31/05 to 08/31/06        9,250,027
                                                                                                                 --------------
                                                                                                                     37,126,520
                                                                                                                 --------------
            TRANSPORTATION -- PERSONAL  0.9%
  17,176    Blue Bird Body Co., Term Loan.........................  Ba2            BB-    11/02/02 to 11/01/03       17,183,816
  49,964    Continental Airlines, Inc., Term Loan.................  Ba1            BB     07/31/02 to 07/31/04       50,000,617
                                                                                                                 --------------
                                                                                                                     67,184,433
                                                                                                                 --------------
            TRANSPORTATION -- RAIL MANUFACTURING  0.3%
  23,003    Johnstown America Industries, Inc., Term Loan.........  Baa3           NR           03/31/03             23,003,430
                                                                                                                 --------------
            TOTAL VARIABLE RATE ** SENIOR LOAN INTERESTS  90.5%...............................................    6,617,436,013
                                                                                                                 --------------
            FIXED INCOME SECURITIES  0.8%
            London Fog Industries, Inc. ($13,541,264 par, 10.00% coupon, maturing 02/27/03)...................       13,541,264
            Satelites Mexicanos ($39,969,000 par, 10.00% coupon, maturing 06/30/04)...........................       40,018,961
                                                                                                                 --------------
            TOTAL FIXED INCOME SECURITIES.....................................................................       53,560,225
                                                                                                                 --------------
            EQUITIES  1.6%
            AFC Enterprises, Inc. (604,251 common shares) (c)(d)..............................................        3,625,506
            Best Products Co., Inc. (297,480 common shares) (d)...............................................                0
            Best Products Co., Inc. (Warrants for 28,080 common shares) (d)...................................                0
            Camelot Music Holdings, Inc. (1,994,717 common shares) (d)........................................       84,775,472
            Classic Cable, Inc. (Warrants for 760 common shares) (d)..........................................                0
            Dan River, Inc. (192,060 common shares) (d).......................................................        2,904,908
            Flagstar Cos., Inc. (8,755 common shares) (d).....................................................               22
            London Fog Industries, Inc. (1,083,301 common shares) (c)(d)......................................       24,298,441
            London Fog Industries, Inc. (Warrants for 66,580 common shares) (d)...............................          446,752
            Nextel Communications, Inc. (Warrants for 60,000 common shares) (c)(d)............................          706,875
            Payless Cashways, Inc. (1,024,159 common shares) (d)..............................................        2,304,358
            RIGCO N.A., LLC (Warrants for .325% interest of company's fully diluted equity) (d)...............           16,250
            Sarcom, Inc. (43 common shares) (d)...............................................................                0
                                                                                                                 --------------
            TOTAL EQUITIES....................................................................................      119,078,584
                                                                                                                 --------------
            TOTAL LONG-TERM INVESTMENTS  92.9%
            (Cost $6,795,256,044).............................................................................    6,790,074,822
                                                                                                                 --------------

                                               See Notes to Financial Statements

                                 July 31, 1998
--------------------------------------------------------------------------------

Principal
 Amount
  (000)                            Borrower                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN INTERESTS (CONTINUED)
            SHORT-TERM INVESTMENTS 6.3%
            COMMERCIAL PAPER  2.0%
            Case Credit Corp. ($30,000,000 par, maturing 08/03/98, yielding 5.80% to 5.82%).................   $   29,990,311
            CSX Corp. ($30,000,000 par, maturing 08/06/98, yielding 5.77%)..................................       29,975,958
            Illinois Central Railroad Co. ($7,900,000 par, maturing 08/05/98 to 08/11/98, yielding 5.70% to
            5.81%)..........................................................................................        7,890,108
            Nabisco, Inc. ($10,000,000 par, maturing 08/05/98, yielding 5.70%)..............................        9,993,667
            Rite Aid Corp. ($8,500,000 par, maturing 08/06/98, yielding 5.70%)..............................        8,493,271
            Safeway, Inc. ($14,000,000 par, maturing 09/02/98, yielding 5.71%)..............................       13,928,942
            Tandy Corp. ($5,000,000 par, maturing 08/04/98, yielding 5.67%).................................        4,997,638
            Texas Utilities Co. ($31,000,000 par, maturing 08/04/98, yielding 5.82%)........................       30,984,965
            Western Resources, Inc. ($15,000,000 par, maturing 08/03/98, yielding 5.75%)....................       14,995,208
                                                                                                               --------------
            TOTAL COMMERCIAL PAPER..........................................................................      151,250,068
                                                                                                               --------------
            SHORT-TERM LOAN PARTICIPATIONS  4.3%
            Alltel Corp. ($5,000,000 par, maturing 08/07/98, yielding 5.66%)................................        5,000,000
            American Stores Co. ($22,500,000 par, maturing 08/31/98 to 09/28/98, yielding 5.78% to 5.80%)...       22,500,000
            Anadarko Pete Corp. ($26,500,000 par, maturing 08/05/98 to 08/21/98, yielding 5.69%)............       26,500,000
            Bell Atlantic Financial Services, Inc. ($4,000,000 par, maturing 08/03/98, yielding 5.67%)......        4,000,000
            Cabot Corp. ($7,800,000 par, maturing 08/13/98, yielding 5.70%).................................        7,800,000
            Centex Corp. ($12,500,000 par, maturing 08/03/98, yielding 5.80%)...............................       12,500,000
            Englehard Corp. ($30,000,000 par, maturing 08/04/98 to 08/07/98, yielding 5.69% to 5.76%).......       30,000,000
            International Paper Co. ($30,000,000 par, maturing 08/03/98, yielding 5.80%)....................       30,000,000
            Nabisco, Inc. ($20,000,000 par, maturing 08/03/98, yielding 5.81%)..............................       20,000,000
            Ralston Purina Co. ($39,000,000 par, maturing 08/04/98 to 08/09/98, yielding 5.69% to 5.76%)....       39,000,000
            Tandy Corp. ($7,000,000 par, maturing 08/18/98, yielding 5.71%).................................        7,000,000
            Temple Inland, Inc. ($50,000,000 par, maturing 08/05/98 to 08/25/98, yielding 5.78% to 5.82%)...       50,000,000
            Times Mirror Co. ($20,900,000 par, maturing 08/05/98, yielding 5.60% to 5.63%)..................       20,900,000
            Times Mirror ($2,400,000 par, maturing 08/04/98, yielding 5.60%)................................        2,400,000
            Universal Corp. ($20,000,000 par, maturing 08/07/98, yielding 5.67%)............................       20,000,000
            Western Resources, Inc. ($15,000,000 par, maturing 08/20/98, yielding 5.71%)....................       15,000,000
                                                                                                               --------------
            TOTAL SHORT-TERM LOAN PARTICIPATIONS............................................................      312,600,000
                                                                                                               --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $463,850,068).............................................................................      463,850,068
                                                                                                               --------------
            TOTAL INVESTMENTS 99.2%
            (Cost $7,259,106,112)...........................................................................    7,253,924,890
            OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%......................................................       58,958,513
                                                                                                               --------------
            NET ASSETS 100.0%...............................................................................   $7,312,883,403
                                                                                                                 ------------

NR = Not rated

(a) This Senior Loan interest is non-income producing.

(b) This Borrower has filed for protection in federal bankruptcy court.

(c) Restricted security.

(d) Non-income producing security as this stock currently does not declare dividends.

+ Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                                 July 31, 1998

--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $7,259,106,112).....................  $7,253,924,890
Receivables:
  Interest and Fees.........................................      57,766,824
  Fund Shares Sold..........................................      26,406,743
  Investments Sold..........................................       9,271,953
Other.......................................................          55,596
                                                              --------------
      Total Assets..........................................   7,347,426,006
                                                              --------------
LIABILITIES:
Payables:
  Income Distributions......................................       9,528,711
  Custodian Bank............................................       7,513,945
  Investment Advisory Fee...................................       5,771,520
  Administrative Fee........................................       1,556,016
  Fund Shares Repurchased...................................       1,368,644
  Distributor and Affiliates................................       1,299,338
Accrued Expenses............................................       4,074,334
Deferred Facility Fees......................................       3,273,920
Trustees' Deferred Compensation and Retirement Plans........         156,175
                                                              --------------
      Total Liabilities.....................................      34,542,603
                                                              --------------
NET ASSETS..................................................  $7,312,883,403
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 733,069,022 shares issued and
  outstanding)..............................................  $    7,330,690
Paid in Surplus.............................................   7,327,247,726
Accumulated Undistributed Net Investment Income.............      10,753,143
Net Unrealized Depreciation.................................      (5,181,222)
Accumulated Net Realized Loss...............................     (27,266,934)
                                                              --------------
NET ASSETS..................................................  $7,312,883,403
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($7,312,883,403 divided by
  733,069,022 shares outstanding)...........................  $         9.98
                                                              ==============

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                        For the Year Ended July 31, 1998
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Interest....................................................  $536,579,706
Fees........................................................    17,284,122
Other.......................................................     3,414,378
                                                              ------------
    Total Income............................................   557,278,206
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    63,011,682
Administrative Fee..........................................    16,947,689
Shareholder Services........................................     7,456,983
Legal.......................................................     2,007,500
Custody.....................................................     1,898,141
Trustees' Fees and Expenses.................................       192,260
Other.......................................................     4,191,259
                                                              ------------
    Total Expenses..........................................    95,705,514
                                                              ------------
NET INVESTMENT INCOME.......................................  $461,572,692
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(17,725,403)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (31,460,156)
  End of the Period.........................................    (5,181,222)
                                                              ------------
Net Unrealized Appreciation During the Period...............    26,278,934
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  8,553,531
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $470,126,223
                                                              ============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Years Ended July 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                               Year Ended       Year Ended
                                                             July 31, 1998    July 31, 1997
--------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net Investment Income....................................... $  461,572,692   $  392,667,747
Net Realized Gain/Loss......................................    (17,725,403)         442,960
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     26,278,934      (25,147,243)
                                                             --------------   --------------
Change in Net Assets from Operations........................    470,126,223      367,963,464
Distributions from Net Investment Income....................   (461,726,242)    (390,215,999)
                                                             --------------   --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      8,399,981      (22,252,535)
                                                             --------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Sold............................  1,654,063,711    1,781,772,630
Value of Shares Issued Through Dividend Reinvestment........    245,628,149      209,636,808
Cost of Shares Repurchased..................................   (832,176,219)    (597,973,300)
                                                             --------------   --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........  1,067,515,641    1,393,436,138
                                                             --------------   --------------
TOTAL INCREASE IN NET ASSETS................................  1,075,915,622    1,371,183,603
NET ASSETS:
Beginning of the Period.....................................  6,236,967,781    4,865,784,178
                                                             --------------   --------------
End of the Period (Including accumulated undistributed net
investment income of $10,753,143 and $5,369,829,
respectively)............................................... $7,312,883,403   $6,236,967,781
                                                             ==============   ==============

                                               See Notes to Financial Statements

                            STATEMENT OF CASH FLOWS

                        For the Year Ended July 31, 1998
--------------------------------------------------------------------------------

CHANGE IN NET ASSETS FROM OPERATIONS........................  $   470,126,223
                                                              ---------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Increase in Investments at Value..........................   (1,046,568,647)
  Increase in Interest and Fees Receivables.................      (12,378,076)
  Increase in Receivable for Investments Sold...............       (8,515,656)
  Increase in Other Assets..................................          (18,384)
  Decrease in Deferred Facility Fees........................      (14,834,232)
  Increase in Investment Advisory and Administrative Fees
    Payable.................................................        1,043,363
  Increase in Distributor and Affiliates Payable............          357,450
  Increase in Accrued Expenses..............................        2,210,345
  Increase in Deferred Compensation and Retirement Plans
    Expenses................................................           87,832
                                                              ---------------
    Total Adjustments.......................................   (1,078,616,005)
                                                              ---------------
NET CASH USED FOR OPERATING ACTIVITIES......................     (608,489,782)
                                                              ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................    1,650,625,395
Payments on Shares Repurchased..............................     (831,182,017)
Increase in Intra-day Credit Line with Custodian Bank.......        2,416,918
Cash Dividends Paid.........................................     (213,370,514)
                                                              ---------------
  Net Cash Provided by Financing Activities.................      608,489,782
                                                              ---------------
NET INCREASE IN CASH........................................              -0-
Cash at Beginning of the Period.............................              -0-
                                                              ---------------
CASH AT END OF THE PERIOD...................................  $           -0-
                                                              ===============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.


------------------------------------------------------------------------------------------------------------------

                                                                              Year Ended July 31,
                                                              ----------------------------------------------------
                                                                1998       1997       1996       1995       1994
                                                              ----------------------------------------------------
Net Asset Value, Beginning of the Period....................  $  9.963   $ 10.002   $ 10.046   $ 10.052   $ 10.004
                                                              --------   --------   --------   --------   --------
  Net Investment Income.....................................      .675       .701       .735       .756       .618
  Net Realized and Unrealized Gain/Loss.....................      .015      (.042)     (.028)     (.004)      .015
                                                              --------   --------   --------   --------   --------
Total from Investment Operations............................      .690       .659       .707       .752       .633
Less Distributions from Net Investment Income...............      .677       .698       .751       .758       .585
                                                              --------   --------   --------   --------   --------
Net Asset Value, End of the Period..........................  $  9.976   $  9.963   $ 10.002   $ 10.046   $ 10.052
                                                              ========   ========   ========   ========   ========
Total Return (a)............................................     7.22%      6.79%      7.22%      7.82%      6.52%
Net Assets at End of the Period (In millions)...............  $7,312.9   $6,237.0   $4,865.8   $2,530.1   $1,229.0
Ratio of Expenses to Average Net Assets.....................     1.41%      1.42%      1.46%      1.49%      1.53%
Ratio of Net Investment Income to Average Net Assets........     6.81%      7.02%      7.33%      7.71%      6.16%
Portfolio Turnover (b)......................................       73%        83%        66%        71%        74%

(a) Total Return is based upon net asset value which does not include payment of the contingent deferred sales charge.

(b) Calculation includes the proceeds from repayments and sales of variable rate senior loan interests.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                                 July 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Prime Rate Income Trust, formerly known as Van Kampen American Capital Prime Rate Income Trust, (the "Trust") is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to United States corporations, partnerships and other entities. The Trust commenced investment operations on October 4, 1989.

       The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--The value of the Trust's Variable Rate Senior Loan interests, totaling $6,617,436,013 (90.5% of net assets) is determined in the absence of actual market values by Van Kampen Investment Advisory Corp. (the "Adviser") following guidelines and procedures established, and periodically reviewed, by the Board of Trustees. The value of a Variable Rate Senior Loan interest in the Trust's portfolio is determined with reference to changes in market interest rates and to the creditworthiness of the underlying obligor. In valuing Variable Rate Senior Loan interests, the Adviser considers market quotations and transactions in instruments that the Adviser believes may be comparable to such Variable Rate Senior Loan interests. In determining the relationship between such instruments and the Variable Rate Senior Loan interests, the Adviser considers such factors as the creditworthiness of the underlying obligor, the current interest rate, the interest rate redetermination period and maturity date. To the extent that reliable market transactions in Variable Rate Senior Loan interests have occurred, the Adviser also considers pricing information derived from such secondary market transactions in valuing Variable Rate Senior Loan interests. Because of uncertainty inherent in the valuation process, the estimated value of a Variable Rate Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Variable Rate Senior Loan interest. Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Facility fees received are recognized as income ratably over the expected life of the loan. Facilities fees on senior loans purchased after July 31, 1997, are treated as market discounts. Market premiums and discounts are amortized over the stated life of each applicable security.

                                 July 31, 1998
--------------------------------------------------------------------------------

D. FEDERAL INCOME TAXES--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

       The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 1998, the Trust had an accumulated capital loss carryforward for tax purposes of $3,873,769, which will expire between July 31, 2004 and July 31, 2006. Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of wash sales, past October losses which may not be recognized for tax purposes until the first day of the following fiscal year and losses that were recognized for tax purposes but not for book purposes at the end of the fiscal year.

       At July 31, 1998, for federal income tax purposes cost of long- and short-term investments is $7,264,846,206, the aggregate gross unrealized appreciation is $37,643,032 and the aggregate gross unrealized depreciation is $48,564,348 resulting in net unrealized depreciation of $10,921,316.

E. DISTRIBUTION OF INCOME AND GAINS--The Trust declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

       Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between financial and tax basis reporting for the 1998 fiscal year have been identified and appropriately reclassified. Permanent differences relating to expenses which are not deductible for tax purposes totaling $293,828 were reclassified from accumulated undistributed net investment income to capital, $3,294,396 relating to losses recognized on the sale of securities which are deferred for tax purposes were reclassified from accumulated net realized gains/losses to capital and $5,243,036 relating to income and gain/loss recognized on restructured securities were reclassified from accumulated net investment income to accumulated net realized gain/loss.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly as follows:

                     AVERAGE NET ASSETS                      % PER ANNUM
------------------------------------------------------------------------
First $4.0 billion..........................................  .950 of 1%
Next $3.5 billion...........................................  .900 of 1%
Next $2.5 billion...........................................  .875 of 1%
Over $10.0 billion..........................................  .850 of 1%

       In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc., the Trust's Administrator, at an annual rate of .25% of the average net assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

                                 July 31, 1998
--------------------------------------------------------------------------------

       For the year ended July 31, 1998, the Trust recognized expenses of approximately $375,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

       For the year ended July 31, 1998, the Trust recognized expenses of approximately $81,300 representing Van Kampen Funds Inc. or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust.

       Van Kampen Investor Services Inc., ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Trust. For the year ended July 31, 1998, the Trust recognized expenses for these services of approximately $5,423,300. Beginning in 1998, the transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

       Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

       The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At July 31, 1998 and July 31, 1997, paid in surplus aggregated $7,327,247,726 and $6,264,390,819, respectively.

       Transactions in common shares were as follows:

                                                              YEAR ENDED      YEAR ENDED
                                                             JULY 31, 1998   JULY 31, 1997
------------------------------------------------------------------------------------------
Beginning Shares............................................  626,018,023     486,490,317
                                                              -----------     -----------
Shares Sold.................................................  165,907,778     178,438,954
Shares Issued Through Dividend Reinvestment.................   24,636,104      20,996,830
Shares Repurchased..........................................  (83,492,883)    (59,908,078)
                                                              -----------     -----------
Net Increase in Shares Outstanding..........................  107,050,999     139,527,706
                                                              -----------     -----------
Ending Shares...............................................  733,069,022     626,018,023
                                                              ===========     ===========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $5,864,054,259 and $4,408,914,721, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its then outstanding common shares at the then net asset value of the common shares. For the year ended July 31, 1998, 83,492,883 shares were tendered and repurchased by the Trust.

                                 July 31, 1998
--------------------------------------------------------------------------------

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than five years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge which is required to be imposed will be made in accordance with the following schedule.

                                                             WITHDRAWAL
                     YEAR OF REPURCHASE                        CHARGE
-----------------------------------------------------------------------
First.......................................................       3.0%
Second......................................................       2.5%
Third.......................................................       2.0%
Fourth......................................................       1.5%
Fifth.......................................................       1.0%
Sixth and following.........................................       0.0%

       For the year ended July 31, 1998, Van Kampen received early withdrawal charges of approximately $16,169,200 in connection with tendered shares of the Trust.

7. COMMITMENTS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $417,155,600 as of July 31, 1998. The Trust generally will maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.
    The Trust has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000. The proceeds of any borrowing by the Trust under the revolving credit agreement may only be used, directly or indirectly, for liquidity purposes in connection with the consummation of a tender offer by the Trust for its shares. Annual commitment fees of .065% are charged on the unused portion of the credit line. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .375%. There have been no borrowings under this agreement to date.

                                 July 31, 1998
--------------------------------------------------------------------------------

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, Selling Participant or other persons interpositioned between the Trust and the borrower.
    At July 31, 1998, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                             PRINCIPAL
                                                              AMOUNT      VALUE
                    SELLING PARTICIPANT                        (000)      (000)
---------------------------------------------------------------------------------
Lehman Brothers............................................. $100,000    $100,000
Chase Securities Inc........................................   77,732      77,735
Bankers Trust...............................................   60,071      59,991
Bank of New York............................................   52,257      52,257
Donaldson Lufkin Jenrette...................................    9,748       9,748
Canadian Imperial Bank of Commerce..........................    6,619       6,622
Goldman Sachs...............................................    6,480       6,350
Fleet National Bank.........................................    3,000       3,000
                                                             --------    --------
Total....................................................... $315,907    $315,703
                                                             ========    ========

9. YEAR 2000 COMPLIANCE (UNAUDITED)

Van Kampen utilizes a number of computer programs across its entire operation relying on both internal software systems as well as external software systems provided by third parties. In 1996 Van Kampen initiated a CountDown 2000 Project to review both the internal systems and external vendor connections. The goal of this project is to position our business to continue unaffected as a result of the century change. At this time, there can be no assurance that the steps taken will be sufficient to avoid any adverse impact to the Trust, but we do not anticipate that the move to Year 2000 will have a material impact on our ability to continue to provide the Trust with service at current levels. In addition, it is possible that the securities markets in which the Trust invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues.